Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 40.5%
		Communication Services: 3.6%
1,569	(1)	Alphabet, Inc. - Class A	$4,194,753	1.1
10,577	(1)	Altice USA, Inc.	219,155	0.1
36		Cable One, Inc.	65,273	0.0
986	(1)	Charter Communications, Inc.	717,374	0.2
12,290		Comcast Corp. – Class A	687,380	0.2
15,022		Deutsche Telekom AG	301,253	0.1
3,561		Electronic Arts, Inc.	506,552	0.1
7,782	(1)	Facebook, Inc.- Class A	2,641,133	0.7
2,958		Fox Corp. - Class A	118,645	0.0
9,175	(1)	Iridium Communications, Inc.	365,624	0.1
416	(1)	j2 Global, Inc.	56,834	0.0
1,100		Konami Holdings Corp.	68,947	0.0
1,384	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	65,698	0.0
307	(1)	Liberty Broadband Corp. - Series C	53,019	0.0
10,944	(1)	Liberty Global PLC - Class A	326,131	0.1
1,619	(1)	NetFlix, Inc.	988,140	0.3
1,696		New York Times Co.	83,562	0.0
9,855		News Corp - Class A	231,888	0.1
381		Nexstar Media Group, Inc.	57,897	0.0
600		Nintendo Co., Ltd.	286,730	0.1
181	(1)	Pinterest, Inc.	9,222	0.0
615	(1)	Playtika Holding Corp.	16,992	0.0
1,379		Publicis Groupe	92,638	0.0
288	(1)	Roku, Inc.	90,245	0.0
221	(1)	Sea Ltd. ADR	70,439	0.0
500		SoftBank Group Corp.	28,893	0.0
40,485		Spark New Zealand Ltd.	133,191	0.1
4,003	(2)	Tele2 AB	59,271	0.0
17,240		Telstra Corp., Ltd.	48,308	0.0
2,643	(1),(2)	Universal Music Group NV	70,767	0.0
878		Verizon Communications, Inc.	47,421	0.0
5,186		ViacomCBS, Inc. - Class B	204,899	0.1
2,555	(2)	Vivendi SE	32,167	0.0
166,563		Vodafone Group PLC	253,458	0.1
1,398	(1)	Walt Disney Co.	236,500	0.1
6,791		WPP PLC	90,983	0.0
3,378	(1)	Yelp, Inc.	125,797	0.0
			13,647,179	3.6

		Consumer Discretionary: 5.1%
172		Adidas AG	54,052	0.0
929	(1)	Adient plc	38,507	0.0
1,125	(1)	Adtalem Global Education, Inc.	42,536	0.0
1,323	(1)	Amazon.com, Inc.	4,346,108	1.2
1,303	(2)	American Eagle Outfitters, Inc.	33,617	0.0
489		Aristocrat Leisure Ltd.	16,262	0.0
3,325	(1)	Autonation, Inc.	404,852	0.1
5,631		Barratt Developments PLC	49,777	0.0
3,067		BorgWarner, Inc.	132,525	0.0
4,635	(1)	Boyd Gaming Corp.	293,210	0.1
598		Brunswick Corp.	56,971	0.0
1,678	(1)	Carmax, Inc.	214,717	0.1
398		Carter's, Inc.	38,702	0.0
500	(1)	Carvana Co.	150,770	0.0
24,600		Chow Tai Fook Jewellery Group Ltd.	46,784	0.0
1,108		Cie Generale des Etablissements Michelin SCA	169,901	0.1
1,518	(1)	CROCS, Inc.	217,803	0.1
2,204		Daimler AG	194,462	0.1
7,156		Dana, Inc.	159,149	0.1
1,521	(1)	Deckers Outdoor Corp.	547,864	0.2
2,014		Dick's Sporting Goods, Inc.	241,217	0.1
1,559	(2)	Electrolux AB	36,019	0.0
262	(3)	Evolution AB	39,677	0.0
91	(1)	Five Below, Inc.	16,090	0.0
1,403		Foot Locker, Inc.	64,061	0.0
1,134	(1)	Fox Factory Holding Corp.	163,908	0.1
487	(1),(2)	GameStop Corp.	85,454	0.0
469		Garmin Ltd.	72,911	0.0
10,725		Gentex Corp.	353,711	0.1
87,400		Genting Singapore Ltd.	46,082	0.0
2,394	(1)	Goodyear Tire & Rubber Co.	42,374	0.0
2,673		H&R Block, Inc.	66,825	0.0
209	(1)	HelloFresh SE	19,263	0.0
675	(1)	Hilton Worldwide Holdings, Inc.	89,174	0.0
1,679		Home Depot, Inc.	551,149	0.2
6,134		Husqvarna AB - B Shares	73,277	0.0
1,600		Iida Group Holdings Co. Ltd.	41,155	0.0
5,879		JD Sports Fashion PLC	82,620	0.0
2,070		KB Home	80,564	0.0
76		Kering SA	53,980	0.0
2,077		Kohl's Corp.	97,806	0.0
2,517	(3)	La Francaise des Jeux SAEM	129,417	0.0
291		Lear Corp.	45,536	0.0
4,398		Lennar Corp. - Class A	412,005	0.1
885		Lithia Motors, Inc.	280,580	0.1
8,217	(1)	LKQ Corp.	413,479	0.1
555		Lowe's Cos, Inc.	112,587	0.0
464		LVMH Moet Hennessy Louis Vuitton SE	332,345	0.1
225		Marriott Vacations Worldwide Corp.	35,399	0.0
661	(1)	Mattel, Inc.	12,268	0.0
3,583		McDonald's Corp.	863,897	0.2
400	(1)	Mercari, Inc.	22,103	0.0
1,456		Nike, Inc. - Class B	211,455	0.1
5,200	(1)	Nissan Motor Co., Ltd.	25,987	0.0
700		Nitori Co., Ltd.	137,950	0.1
36	(1)	NVR, Inc.	172,587	0.1
311	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	18,747	0.0
529	(1)	O'Reilly Automotive, Inc.	323,251	0.1
2,500		Panasonic Corp.	30,988	0.0
471		Pandora A/S	57,179	0.0
198	(1)	Penn National Gaming, Inc.	14,347	0.0
2,147		Persimmon PLC	76,787	0.0
99		Polaris, Inc.	11,846	0.0
733		Prosus NV	58,670	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

2,296		Pulte Group, Inc.	105,432	0.0
1,601	(1)	Renault S.A.	56,798	0.0
163	(1)	RH	108,706	0.0
1,881	(1)	Scientific Games Corp.	156,255	0.0
423		SEB SA	59,510	0.0
6,500		Sekisui House Ltd.	136,116	0.1
3,023		Service Corp. International	182,166	0.1
1,800		Sony Group Corp.	199,834	0.1
2,283		Starbucks Corp.	251,838	0.1
1,400		Subaru Corp.	25,872	0.0
1,200	(2)	Suzuki Motor Corp.	53,615	0.0
5,925		TABCORP Holdings Ltd.	20,587	0.0
1,757		Target Corp.	401,949	0.1
4,803	(1)	Taylor Morrison Home Corp.	123,821	0.0
21,504		Taylor Wimpey PLC	44,851	0.0
1,334		Tempur Sealy International, Inc.	61,911	0.0
1,995	(1)	Tesla, Inc.	1,547,083	0.4
615		Thor Industries, Inc.	75,497	0.0
488		Toll Brothers, Inc.	26,982	0.0
170	(1)	TopBuild Corp.	34,818	0.0
6,500	(2)	Toyota Motor Corp.	115,813	0.0
1,488		Travel + Leisure Co.	81,141	0.0
13,188	(1)	Tri Pointe Homes, Inc.	277,212	0.1
510	(1)	Ulta Beauty, Inc.	184,069	0.1
3,126		Wendy's Company	67,772	0.0
6,734		Wesfarmers Ltd.	267,835	0.1
710		Williams-Sonoma, Inc.	125,904	0.0
384		Wingstop, Inc.	62,949	0.0
46,800		Yamada Holdings Co. Ltd.	196,540	0.1
2,289	(1)	YETI Holdings, Inc.	196,144	0.1
3,794		Yum! Brands, Inc.	464,044	0.1
			19,038,360	5.1

		Consumer Staples: 2.5%
2,200		Ajinomoto Co., Inc.	65,010	0.0
4,643	(2)	Albertsons Cos, Inc.	144,537	0.0
13,251		Altria Group, Inc.	603,186	0.2
218		Beiersdorf AG	23,522	0.0
1,244	(1)	BJ's Wholesale Club Holdings, Inc.	68,320	0.0
23	(1)	Boston Beer Co., Inc.	11,724	0.0
9,187		British American Tobacco PLC	321,127	0.1
3,619		Coca-Cola Co.	189,889	0.1
3,298		Coca-Cola HBC AG	106,275	0.0
2,052		Costco Wholesale Corp.	922,066	0.3
1,622	(1)	Darling Ingredients, Inc.	116,622	0.0
327		Diageo PLC	15,832	0.0
2,361		Energizer Holdings, Inc.	92,197	0.0
1,785		Estee Lauder Cos., Inc.	535,375	0.2
2,644		Flowers Foods, Inc.	62,478	0.0
2,985	(1)	Herbalife Nutrition Ltd.	126,504	0.0
277		Hershey Co.	46,882	0.0
8,467		Imperial Brands PLC	177,101	0.1
502		Ingredion, Inc.	44,683	0.0
9,789		J Sainsbury Plc	37,519	0.0
5,900		Japan Tobacco, Inc.	115,606	0.0
7,530		Koninklijke Ahold Delhaize NV	250,734	0.1
2,500		Lawson, Inc.	122,806	0.0
874		L'Oreal S.A.	361,663	0.1
8,515		Mondelez International, Inc.	495,403	0.1
3,784	(1)	Monster Beverage Corp.	336,133	0.1
3,522		Nestle SA	424,366	0.1
1,135		Nu Skin Enterprises, Inc.	45,933	0.0
7,725		Orkla ASA	70,902	0.0
8,041		PepsiCo, Inc.	1,209,447	0.3
649		Pernod Ricard SA	143,080	0.1
9,190		Philip Morris International, Inc.	871,120	0.2
6,800		Pola Orbis Holdings, Inc.	156,521	0.1
939	(1)	Post Holdings, Inc.	103,440	0.0
1,981		Procter & Gamble Co.	276,944	0.1
194		Sanderson Farms, Inc.	36,511	0.0
1,489	(1)	Sprouts Farmers Market, Inc.	34,500	0.0
22,252		Swedish Match AB	194,855	0.1
1,000		Toyo Suisan Kaisha Ltd.	44,280	0.0
3,145		Treasury Wine Estates Ltd.	27,733	0.0
540		Tyson Foods, Inc.	42,628	0.0
3,686		Unilever PLC	199,158	0.1
113,437	(3)	WH Group Ltd.	80,773	0.0
			9,355,385	2.5

		Energy: 1.2%
7,103		APA Corp.	152,217	0.0
31,327		BP PLC	142,690	0.1
2,063	(1)	ChampionX Corp.	46,129	0.0
577		Chevron Corp.	58,537	0.0
1,020		Cimarex Energy Co.	88,944	0.0
8,241		ConocoPhillips	558,493	0.2
55,500		ENEOS Holdings, Inc.	225,461	0.1
4,447		ENI S.p.A.	59,302	0.0
1,042		EOG Resources, Inc.	83,641	0.0
770	(1)	EQT Corp.	15,754	0.0
1,982		Equinor ASA	50,404	0.0
15,208		Equitrans Midstream Corp.	154,209	0.0
6,857		Exxon Mobil Corp.	403,329	0.1
2,711		Galp Energia SGPS SA	30,791	0.0
17,345		Halliburton Co.	374,999	0.1
7,033		Marathon Petroleum Corp.	434,710	0.1
2,882		Phillips 66	201,826	0.1
1,629		Pioneer Natural Resources Co.	271,245	0.1
8,562		Repsol SA	111,764	0.0
8,836		Royal Dutch Shell PLC - Class A	196,505	0.1
6,132		Santos Ltd.	31,408	0.0
9,283		Targa Resources Corp.	456,816	0.1
6,531		Tenaris S.A.	68,700	0.0
742		TotalEnergies SE	35,466	0.0
6,053		World Fuel Services Corp.	203,502	0.1
			4,456,842	1.2

		Financials: 5.5%
9,176		3i Group PLC	157,614	0.0
17,764		Abrdn PLC	60,752	0.0
9,200		AIA Group Ltd.	105,841	0.0
19	(1)	Alleghany Corp.	11,864	0.0
1,824		Allstate Corp.	232,213	0.1
6,017		Ally Financial, Inc.	307,168	0.1
1,879		Ameriprise Financial, Inc.	496,281	0.1
19,643		Annaly Capital Management, Inc.	165,394	0.1
811		Aon PLC	231,759	0.1
6,136		Assicurazioni Generali S.p.A.	129,955	0.0
561		ASX Ltd.	32,390	0.0
2,154		AXA S.A.	59,694	0.0
5,229		Bank of America Corp.	221,971	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

2,655		Bank OZK	114,112	0.0
87,774		Barclays PLC	223,032	0.1
7,531	(1)	Berkshire Hathaway, Inc. – Class B	2,055,511	0.6
984		Blackrock, Inc.	825,241	0.2
4,509	(2)	BNP Paribas	288,488	0.1
22,500		BOC Hong Kong Holdings Ltd.	67,802	0.0
231		Brown & Brown, Inc.	12,809	0.0
9,290		CaixaBank SA	28,808	0.0
840		Capital One Financial Corp.	136,055	0.1
8,890		Citigroup, Inc.	623,900	0.2
1,422		Citizens Financial Group, Inc.	66,806	0.0
15,655		CNO Financial Group, Inc.	368,519	0.1
6,077		CNP Assurances	95,914	0.0
442		Commonwealth Bank of Australia	32,801	0.0
3,988		Credit Agricole SA	54,817	0.0
1,400		Dai-ichi Life Holdings, Inc.	30,620	0.0
2,887	(1)	Deutsche Bank AG	36,687	0.0
125		Deutsche Boerse AG	20,283	0.0
30,977		Direct Line Insurance Group PLC	120,874	0.0
408		East West Bancorp, Inc.	31,636	0.0
1,702		Essent Group Ltd.	74,905	0.0
644		Evercore, Inc.	86,083	0.0
123		Factset Research Systems, Inc.	48,558	0.0
1,568		Fifth Third Bancorp	66,546	0.0
6,173		First American Financial Corp.	413,900	0.1
172		Globe Life, Inc.	15,313	0.0
2,847		Hancock Whitney Corp.	134,151	0.0
2,946		Hanover Insurance Group, Inc.	381,861	0.1
2,600		Hong Kong Exchanges and Clearing Ltd.	159,771	0.1
27,364		HSBC Holdings PLC	143,078	0.0
9,757		ING Groep NV	141,852	0.0
1,615		International Bancshares Corp.	67,249	0.0
60,655		Intesa Sanpaolo SpA	171,713	0.1
2,584		Janus Henderson Group PLC	106,797	0.0
882		Jefferies Financial Group, Inc.	32,749	0.0
12,452		JPMorgan Chase & Co.	2,038,268	0.6
2,262		Keycorp	48,904	0.0
3,834	(1)	Kinnevik AB	134,781	0.0
1,464		LPL Financial Holdings, Inc.	229,497	0.1
7,498		MGIC Investment Corp.	112,170	0.0
41,300	(2)	Mitsubishi UFJ Financial Group, Inc.	244,138	0.1
543		MSCI, Inc. - Class A	330,329	0.1
657		Muenchener Rueckversicherungs-Gesellschaft AG	179,274	0.1
34,576		Natwest Group PLC	104,242	0.0
3,960		Navient Corp.	78,131	0.0
1,265		New Residential Investment Corp.	13,915	0.0
8,663		New York Community Bancorp., Inc.	111,493	0.0
11,000		Nomura Holdings, Inc.	54,229	0.0
14,683	(2)	Nordea Bank Abp	189,209	0.1
18,587		Old Republic International Corp.	429,917	0.1
4,600		ORIX Corp.	86,073	0.0
7,400		Oversea-Chinese Banking Corp., Ltd.	62,313	0.0
1,522		PacWest Bancorp	68,977	0.0
328		Popular, Inc.	25,476	0.0
10,117	(3)	Poste Italiane SpA	138,925	0.0
711		Primerica, Inc.	109,231	0.0
1,031		PROG Holdings, Inc.	43,312	0.0
227		Prosperity Bancshares, Inc.	16,146	0.0
24,470		Regions Financial Corp.	521,456	0.2
223		Reinsurance Group of America, Inc.	24,811	0.0
389		RLI Corp.	39,005	0.0
1,956		S&P Global, Inc.	831,085	0.2
1,605		SEI Investments Co.	95,176	0.0
601		Selective Insurance Group	45,394	0.0
264		Signature Bank	71,882	0.0
2,434		Societe Generale	76,220	0.0
21,307		Standard Chartered PLC	124,556	0.0
5,284		Stifel Financial Corp.	359,101	0.1
8,100	(2)	Sumitomo Mitsui Financial Group, Inc.	284,953	0.1
6,700	(2)	Sumitomo Mitsui Trust Holdings, Inc.	230,748	0.1
10,998		Synchrony Financial	537,582	0.2
3,165		Synovus Financial Corp.	138,912	0.1
1,500		T&D Holdings, Inc.	20,577	0.0
3,800		Tokio Marine Holdings, Inc.	203,699	0.1
1,826		Tradeweb Markets, Inc.	147,504	0.1
15,595		UBS Group AG	248,921	0.1
1,135		UMB Financial Corp.	109,766	0.0
7,308		Umpqua Holdings Corp.	147,987	0.1
16,588		UniCredit SpA	219,520	0.1
4,249		Unum Group	106,480	0.0
1,817		US Bancorp	108,002	0.0
954		Washington Federal, Inc.	32,732	0.0
1,599		Webster Financial Corp.	87,082	0.0
21,728		Wells Fargo & Co.	1,008,396	0.3
301		Wintrust Financial Corp.	24,191	0.0
965		Zions Bancorp NA	59,724	0.0
717		Zurich Insurance Group AG	293,196	0.1
			20,539,745	5.5

		Health Care: 5.0%
63	(1)	10X Genomics, Inc.	9,172	0.0
4,264		Abbott Laboratories	503,706	0.2
1,015		AbbVie, Inc.	109,488	0.0
4,346		Agilent Technologies, Inc.	684,625	0.2
504	(1)	Align Technology, Inc.	335,377	0.1
404	(1)	Amedisys, Inc.	60,236	0.0
896		Amplifon S.p.A.	42,583	0.0
1,931		Anthem, Inc.	719,877	0.2
204	(1)	Arrowhead Pharmaceuticals, Inc.	12,736	0.0
2,660		AstraZeneca PLC	320,577	0.1
2,568		Bayer AG	139,379	0.0
713		Becton Dickinson & Co.	175,270	0.1
210		Bio-Techne Corp.	101,760	0.0
12,107		Bristol-Myers Squibb Co.	716,371	0.2
1,122	(1)	Centene Corp.	69,912	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

262	(1)	Charles River Laboratories International, Inc.	108,119	0.0
278		Chemed Corp.	129,303	0.1
1,996		Cigna Corp.	399,519	0.1
153		Cochlear Ltd.	23,939	0.0
1,067		CSL Ltd.	222,930	0.1
1,704		CVS Health Corp.	144,601	0.1
800		Daiichi Sankyo Co., Ltd.	21,265	0.0
132	(1)	DexCom, Inc.	72,185	0.0
4,096	(1)	Edwards Lifesciences Corp.	463,708	0.1
537		Eli Lilly & Co.	124,074	0.0
827	(1)	Emergent Biosolutions, Inc.	41,408	0.0
779	(1)	Envista Holdings Corp.	32,570	0.0
4,566	(1)	Exelixis, Inc.	96,525	0.0
859		Fresenius SE & Co. KGaA	41,116	0.0
12,057		GlaxoSmithKline PLC	227,554	0.1
589	(1)	Globus Medical, Inc.	45,129	0.0
368		GN Store Nord A/S	25,452	0.0
1,723	(1)	Halozyme Therapeutics, Inc.	70,092	0.0
384	(1)	HealthEquity, Inc.	24,868	0.0
3,814		Hikma Pharmaceuticals PLC	125,466	0.0
567		Hill-Rom Holdings, Inc.	85,050	0.0
1,500		Hoya Corp.	234,028	0.1
958		Humana, Inc.	372,806	0.1
209	(1)	ICON PLC	54,762	0.0
5,035	(1)	Incyte Corp., Ltd.	346,307	0.1
1,118		Ipsen SA	106,534	0.0
1,713	(1)	Jazz Pharmaceuticals PLC	223,050	0.1
8,600		Johnson & Johnson	1,388,900	0.4
4,019		Koninklijke Philips NV	178,551	0.1
525	(1)	LHC Group, Inc.	82,378	0.0
103	(1)	Ligand Pharmaceuticals, Inc.	14,350	0.0
463	(1)	Masimo Corp.	125,339	0.0
1,255		McKesson Corp.	250,222	0.1
1,500		Medipal Holdings Corp.	28,230	0.0
498	(1)	Medpace Holdings, Inc.	94,261	0.0
8,836		Medtronic PLC	1,107,593	0.3
14,813		Merck & Co., Inc.	1,112,604	0.3
400		Merck KGaA	86,576	0.0
11	(1)	Mettler Toledo International, Inc.	15,151	0.0
877	(1)	Molina Healthcare, Inc.	237,939	0.1
172	(1)	Natera, Inc.	19,168	0.0
313	(1)	Neurocrine Biosciences, Inc.	30,020	0.0
2,322		Novartis AG	190,402	0.1
1,024		Novo Nordisk A/S	98,703	0.0
852	(1)	NuVasive, Inc.	50,992	0.0
2,900		Olympus Corp.	63,475	0.0
3,800		Ono Pharmaceutical Co., Ltd.	86,654	0.0
5,400		Otsuka Holdings Co. Ltd.	230,919	0.1
2,457		Patterson Cos., Inc.	74,054	0.0
130	(1)	Penumbra, Inc.	34,645	0.0
899	(1)	Progyny, Inc.	50,344	0.0
1,346	(1)	Quidel Corp.	189,988	0.1
700	(1)	Regeneron Pharmaceuticals, Inc.	423,626	0.1
63	(1)	Repligen Corp.	18,206	0.0
1,351		Roche Holding AG	493,074	0.1
3,394		Sanofi	326,719	0.1
2,800		Santen Pharmaceutical Co., Ltd.	39,379	0.0
26		Sartorius Stedim Biotech	14,529	0.0
571		Sonova Holding AG - Reg	215,786	0.1
467	(1)	Staar Surgical Co.	60,023	0.0
81		STERIS Public Ltd. Co.	16,547	0.0
59		Straumann Holding AG	105,814	0.0
900		Sumitomo Dainippon Pharma Co. Ltd.	16,087	0.0
500	(2)	Takeda Pharmaceutical Co., Ltd.	16,491	0.0
161	(1)	Tandem Diabetes Care, Inc.	19,220	0.0
677	(1)	Tenet Healthcare Corp.	44,980	0.0
1,881		Thermo Fisher Scientific, Inc.	1,074,672	0.3
449		UCB S.A.	50,278	0.0
443	(1)	United Therapeutics Corp.	81,769	0.0
3,743		UnitedHealth Group, Inc.	1,462,540	0.4
187	(1)	Veeva Systems, Inc.	53,888	0.0
2,104	(1)	Vertex Pharmaceuticals, Inc.	381,645	0.1
1,925		Zoetis, Inc.	373,719	0.1
			18,993,879	5.0

		Industrials: 4.5%
4,651		ABB Ltd.	155,584	0.1
2,217		Acuity Brands, Inc.	384,361	0.1
323		Adecco Group AG	16,184	0.0
108		Advanced Drainage Systems, Inc.	11,682	0.0
1,575		AGCO Corp.	192,985	0.1
2,217		Allegion Public Ltd.	293,043	0.1
6,894		Allison Transmission Holdings, Inc.	243,496	0.1
3,717		Ametek, Inc.	460,945	0.1
1,278		AO Smith Corp.	78,048	0.0
49		AP Moller - Maersk A/S - Class B	132,647	0.0
1,753	(1)	ASGN, Inc.	198,335	0.1
1,451		Ashtead Group PLC	109,686	0.0
1,153		Assa Abloy AB	33,445	0.0
2,400		Atlas Copco AB - A Shares	144,926	0.0
54,544		Aurizon Holdings Ltd.	147,675	0.1
199	(1),(2)	Avis Budget Group, Inc.	23,186	0.0
307	(1)	Axon Enterprise, Inc.	53,731	0.0
6,486		BAE Systems PLC	49,125	0.0
16,692		Brambles Ltd.	128,353	0.0
293		Brink's Co.	18,547	0.0
795	(1)	Builders FirstSource, Inc.	41,133	0.0
367	(1)	CACI International, Inc.	96,191	0.0
1,352		Carlisle Cos., Inc.	268,764	0.1
3,141		Cie de Saint-Gobain	211,379	0.1
10,500		CK Hutchison Holdings Ltd.	70,047	0.0
435	(1)	Clarivate PLC	9,527	0.0
1,926	(1)	Clean Harbors, Inc.	200,054	0.1
8,639		CNH Industrial NV	145,213	0.1
324	(1)	Colfax Corp.	14,872	0.0
5,518	(1)	Copart, Inc.	765,457	0.2
4,143	(1)	CoStar Group, Inc.	356,547	0.1
2,867		Crane Co.	271,820	0.1
423		Curtiss-Wright Corp.	53,374	0.0
6,500		Dai Nippon Printing Co., Ltd.	156,602	0.1
2,476		Deere & Co.	829,633	0.2

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

4,490		Deutsche Post AG	281,566	0.1
553	(1)	Dycom Industries, Inc.	39,396	0.0
1,256		Eaton Corp. PLC	187,533	0.1
139		Eiffage SA	14,048	0.0
2,056		EMCOR Group, Inc.	237,221	0.1
2,426		Emerson Electric Co.	228,529	0.1
1,835		EnerSys	136,597	0.0
3,644		Epiroc AB	75,757	0.0
400		Fanuc Ltd.	87,705	0.0
2,168		FedEx Corp.	475,421	0.1
983		Ferguson PLC	136,462	0.0
6,584		Fortive Corp.	464,633	0.1
2,208		Fortune Brands Home & Security, Inc.	197,439	0.1
1,090		GEA Group AG	49,779	0.0
64		Geberit AG - Reg	46,989	0.0
396	(1)	Generac Holdings, Inc.	161,833	0.1
243		Graco, Inc.	17,003	0.0
478	(1)	GXO Logistics, Inc.	37,494	0.0
383		Heico Corp. - HEI	50,506	0.0
1,211		Herman Miller, Inc.	45,606	0.0
1,400		Hitachi Ltd.	82,825	0.0
852		Hubbell, Inc.	153,931	0.1
1,424	(1)	IAA, Inc.	77,708	0.0
221		Intertek Group PLC	14,778	0.0
1,400	(2)	Itochu Corp.	40,776	0.0
3,126		ITT, Inc.	268,336	0.1
2,500	(1)	Japan Airlines Co. Ltd.	59,517	0.0
4,605		Johnson Controls International plc	313,508	0.1
5,450		KBR, Inc.	214,730	0.1
5,362		Knight-Swift Transportation Holdings, Inc.	274,266	0.1
1,876		Legrand S.A.	201,012	0.1
34		Lennox International, Inc.	10,002	0.0
704		Manpowergroup, Inc.	76,229	0.0
2,549		Masco Corp.	141,597	0.0
651	(1)	Mastec, Inc.	56,168	0.0
244	(1)	Middleby Corp.	41,605	0.0
1,900		Mitsubishi Heavy Industries Ltd.	50,909	0.0
3,800		Mitsui & Co., Ltd.	83,095	0.0
500		Nabtesco Corp.	18,905	0.0
300		Nippon Yusen KK	22,478	0.0
56		Nordson Corp.	13,336	0.0
3,273		nVent Electric PLC	105,816	0.0
536		Old Dominion Freight Line	153,285	0.0
733		Oshkosh Corp.	75,037	0.0
3,297		Owens Corning, Inc.	281,894	0.1
316		Parker Hannifin Corp.	88,360	0.0
1,099		Pentair PLC	79,820	0.0
15,968	(1)	Qantas Airways Ltd.	64,399	0.0
1,800		Recruit Holdings Co. Ltd.	110,027	0.0
2,306		Regal Beloit Corp.	346,684	0.1
1,253		Rockwell Automation, Inc.	368,432	0.1
1,052		Roper Technologies, Inc.	469,329	0.1
4,830		Ryder System, Inc.	399,489	0.1
7,011		Sandvik AB	160,175	0.1
1,975		Schneider Electric SE	328,943	0.1
2,300		Secom Co., Ltd.	166,354	0.1
154		Siemens AG	25,187	0.0
675		Simpson Manufacturing Co., Inc.	72,205	0.0
10,600		Singapore Technologies Engineering Ltd.	29,589	0.0
12,000		SITC International Holdings Co. Ltd.	42,701	0.0
4,097		SKF AB - B Shares	96,612	0.0
300		SMC Corp.	187,173	0.1
400		Sohgo Security Services Co., Ltd.	17,983	0.0
3,400		Sumitomo Corp.	47,896	0.0
483	(1)	Sunrun, Inc.	21,252	0.0
2,500		Techtronic Industries Co., Ltd.	49,404	0.0
52		Teleperformance	20,453	0.0
3,499		Terex Corp.	147,308	0.0
148		Tetra Tech, Inc.	22,102	0.0
1,920		Timken Co.	125,606	0.0
2,700		Toppan, Inc.	45,779	0.0
127		Toro Co.	12,371	0.0
130	(1)	Trex Co., Inc.	13,251	0.0
2,143		Union Pacific Corp.	420,050	0.1
204	(1)	United Rentals, Inc.	71,590	0.0
761	(1)	Univar Solutions, Inc.	18,127	0.0
862		Verisk Analytics, Inc.	172,633	0.1
7,090		Volvo AB - B Shares	158,295	0.1
612		Wolters Kluwer NV	64,870	0.0
754		Woodward, Inc.	85,353	0.0
478	(1)	XPO Logistics, Inc.	38,039	0.0
4,300		Yamato Holdings Co., Ltd.	108,835	0.0
			16,866,533	4.5

		Information Technology: 8.8%
1,979		Accenture PLC	633,122	0.2
1,309	(1)	Adobe, Inc.	753,618	0.2
2,499	(1)	Akamai Technologies, Inc.	261,370	0.1
376		Alliance Data Systems Corp.	37,935	0.0
5,210		Amdocs Ltd.	394,449	0.1
1,777		Amkor Technology, Inc.	44,336	0.0
39,189		Apple, Inc.	5,545,244	1.5
5,269		Applied Materials, Inc.	678,278	0.2
3,481	(1)	Arrow Electronics, Inc.	390,882	0.1
459		ASM International NV	179,752	0.1
897		ASML Holding NV	670,109	0.2
205	(1)	Avalara, Inc.	35,828	0.0
11,571		Avnet, Inc.	427,780	0.1
705		Bechtle AG	48,218	0.0
989		Brooks Automation, Inc.	101,224	0.0
5,900		Brother Industries Ltd.	129,831	0.0
1,491	(1)	Cadence Design Systems, Inc.	225,797	0.1
128	(1)	Ceridian HCM Holding, Inc.	14,415	0.0
1,521	(1)	Check Point Software Technologies	171,934	0.1
1,721	(1)	Ciena Corp.	88,373	0.0
20,724		Cisco Systems, Inc.	1,128,007	0.3
1,557		Cognex Corp.	124,903	0.0
5,650	(1)	Commvault Systems, Inc.	425,502	0.1
218	(1)	Concentrix Corp.	38,586	0.0
297	(1),(2)	Cree, Inc.	23,977	0.0
1,306		Dassault Systemes SE	68,729	0.0
1,788	(1)	Datadog, Inc.	252,734	0.1
51	(1)	DocuSign, Inc.	13,129	0.0
12,963	(1)	Dropbox, Inc.	378,779	0.1
1,999	(1)	DXC Technology Co.	67,186	0.0
133	(1)	Elastic NV	19,816	0.0
600	(1)	EPAM Systems, Inc.	342,288	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

913	(1)	F5 Networks, Inc.	181,486	0.1
75	(1)	Fair Isaac Corp.	29,845	0.0
11,512		Genpact Ltd.	546,935	0.2
2,030	(1)	GoDaddy, Inc.	141,491	0.0
331	(1)	HubSpot, Inc.	223,786	0.1
878	(1)	II-VI, Inc.	52,118	0.0
644		Infineon Technologies AG	26,338	0.0
9,529		Intel Corp.	507,705	0.1
600		Itochu Techno-Solutions Corp.	19,485	0.0
3,812		Jabil, Inc.	222,506	0.1
3,110	(1),(2)	Jamf Holding Corp.	119,797	0.0
200		Keyence Corp.	119,374	0.0
1,179		KLA Corp.	394,387	0.1
953		Lam Research Corp.	542,400	0.1
273	(1)	Lumentum Holdings, Inc.	22,806	0.0
90	(1)	Manhattan Associates, Inc.	13,773	0.0
656		Mastercard, Inc. - Class A	228,078	0.1
491		MAXIMUS, Inc.	40,851	0.0
23,249		Microsoft Corp.	6,554,358	1.7
560		MKS Instruments, Inc.	84,510	0.0
259		Monolithic Power Systems, Inc.	125,532	0.0
4,912		National Instruments Corp.	192,698	0.1
179	(1)	nCino, Inc.	12,714	0.0
920	(1)	NCR Corp.	35,659	0.0
700		NEC Corp.	37,934	0.0
511		Nemetschek SE	53,374	0.0
2,000		NetApp, Inc.	179,520	0.1
98	(1)	Nice Ltd.	27,750	0.0
4,602		Nvidia Corp.	953,350	0.3
740	(1)	Palo Alto Networks, Inc.	354,460	0.1
281	(1)	Paylocity Holding Corp.	78,792	0.0
3,472	(1)	PayPal Holdings, Inc.	903,449	0.2
18,120	(1)	Pure Storage, Inc. - Class A	455,899	0.1
5,302		Qualcomm, Inc.	683,852	0.2
1,448	(1)	Qualys, Inc.	161,148	0.0
3,900		Ricoh Co., Ltd.	39,906	0.0
1,500		Rohm Co., Ltd.	141,454	0.1
9,028		Sage Group PLC/The	85,961	0.0
1,215	(1)	Salesforce.com, Inc.	329,532	0.1
1,187		SAP SE	160,516	0.1
2,400		SCSK Corp.	50,762	0.0
1,273	(1)	Semtech Corp.	99,256	0.0
977	(1)	ServiceNow, Inc.	607,958	0.2
80	(1)	Silicon Laboratories, Inc.	11,213	0.0
714	(1),(3)	Sinch AB	13,846	0.0
430	(1)	SolarEdge Technologies, Inc.	114,045	0.0
4,447		STMicroelectronics NV-STM1	194,163	0.1
347	(1)	Synaptics, Inc.	62,366	0.0
3,020		SYNNEX Corp.	314,382	0.1
1,180	(1)	Synopsys, Inc.	353,304	0.1
600		TDK Corp.	21,638	0.0
422	(1),(3)	TeamViewer AG	12,346	0.0
3,013		Teradyne, Inc.	328,929	0.1
1,514		Texas Instruments, Inc.	291,006	0.1
4,800		TIS, Inc.	131,012	0.0
300		Tokyo Electron Ltd.	132,534	0.0
2,500		Trend Micro, Inc.	139,220	0.0
538		Universal Display Corp.	91,977	0.0
10,800		Venture Corp. Ltd.	141,952	0.1
1,820		Visa, Inc. - Class A	405,405	0.1
14,401		Vishay Intertechnology, Inc.	289,316	0.1
1,511	(1),(2)	VMware, Inc.	224,686	0.1
807		Vontier Corp.	27,115	0.0
855		WiseTech Global Ltd.	32,424	0.0
214	(1)	Workday, Inc.	53,476	0.0
903	(1)	Xero Ltd.	88,610	0.0
629		Xilinx, Inc.	94,973	0.0
139	(1)	Zendesk, Inc.	16,178	0.0
			33,145,752	8.8

		Materials: 1.6%
1,060		Air Liquide SA	169,769	0.1
4,024		Anglo American PLC	141,036	0.1
2,895		ArcelorMittal SA	88,623	0.0
676		Arkema SA	89,142	0.0
1,500		Asahi Kasei Corp.	16,074	0.0
660		Ashland Global Holdings, Inc.	58,819	0.0
611		Avient Corp.	28,320	0.0
13,969	(1)	Axalta Coating Systems Ltd.	407,755	0.1
667		BASF SE	50,565	0.0
10,302		BHP Group Ltd.	275,145	0.1
5,502		Cabot Corp.	275,760	0.1
1,823		Chemours Co.	52,976	0.0
1,319	(1),(2)	Cleveland-Cliffs, Inc.	26,129	0.0
5,117		Commercial Metals Co.	155,864	0.1
1,157		Compass Minerals International, Inc.	74,511	0.0
4,884		CRH PLC	230,499	0.1
3,465		Dow, Inc.	199,445	0.1
700		Eagle Materials, Inc.	91,812	0.0
589		Eastman Chemical Co.	59,336	0.0
2,502		Evonik Industries AG	78,455	0.0
3,078		FMC Corp.	281,822	0.1
1,920		HeidelbergCement AG	143,238	0.1
4,079		Holcim Ltd.	196,547	0.1
12,347		Huntsman Corp.	365,348	0.1
1,587		International Paper Co.	88,745	0.0
473		James Hardie Industries SE	16,778	0.0
1,100		JFE Holdings, Inc.	16,496	0.0
5,524		Louisiana-Pacific Corp.	339,008	0.1
779		Minerals Technologies, Inc.	54,405	0.0
739		Newcrest Mining Ltd.	12,251	0.0
51		NewMarket Corp.	17,277	0.0
2,100		Nissan Chemical Corp.	122,821	0.0
1,500	(2)	Nitto Denko Corp.	106,780	0.0
1,773		Novozymes A/S	121,541	0.0
466		Olin Corp.	22,485	0.0
2,578		PPG Industries, Inc.	368,680	0.1
2,614		Rio Tinto Ltd.	186,094	0.1
3,452		Royal Gold, Inc.	329,632	0.1
1,707		RPM International, Inc.	132,549	0.0
89		Scotts Miracle-Gro Co.	13,026	0.0
359		Sika AG	113,506	0.0
2,246		Smurfit Kappa PLC	118,248	0.0
20,419		South32 Ltd. - AUD	50,670	0.0
1,738		Steel Dynamics, Inc.	101,638	0.0
20,000	(2)	Sumitomo Chemical Co., Ltd.	103,805	0.0
1,222		United States Steel Corp.	26,847	0.0
2,772		Yara International ASA	137,315	0.0
			6,157,587	1.6

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

	Real Estate: 1.5%
2,062	American Campus Communities, Inc.	99,904	0.0
549	American Homes 4 Rent	20,928	0.0
4,007	Apartment Income REIT Corp.	195,582	0.1
10,681	Brixmor Property Group, Inc.	236,157	0.1
97	Camden Property Trust	14,305	0.0
4,000	CK Asset Holdings Ltd.	23,079	0.0
7,704	Corporate Office Properties Trust SBI MD	207,854	0.1
791	EastGroup Properties, Inc.	131,804	0.0
341	Equinix, Inc.	269,434	0.1
5,472	First Industrial Realty Trust, Inc.	284,982	0.1
11,156	Gaming and Leisure Properties, Inc.	516,746	0.1
11,576	Goodman Group	178,121	0.1
13,657	GPT Group	49,191	0.0
6,076	Highwoods Properties, Inc.	266,493	0.1
14,800	Hongkong Land Holdings Ltd. - HKHGF	70,695	0.0
2,855	Hudson Pacific Properties, Inc.	75,001	0.0
14,353	Invitation Homes, Inc.	550,150	0.1
510	(1) Jones Lang LaSalle, Inc.	126,526	0.0
1,674	Kimco Realty Corp.	34,735	0.0
733	Lamar Advertising Co.	83,159	0.0
1,926	Life Storage, Inc.	220,989	0.1
1,173	Medical Properties Trust, Inc.	23,542	0.0
5,300	Mitsui Fudosan Co., Ltd.	125,901	0.0
2,166	National Retail Properties, Inc.	93,550	0.0
1,103	National Storage Affiliates Trust	58,227	0.0
4,700	Nomura Real Estate Holdings, Inc.	122,193	0.0
6,948	Omega Healthcare Investors, Inc.	208,162	0.1
6,547	PotlatchDeltic Corp.	337,694	0.1
3,182	Sabra Healthcare REIT, Inc.	46,839	0.0
7,306	Scentre Group	15,550	0.0
10,664	Segro PLC	171,305	0.1
6,163	Spirit Realty Capital, Inc.	283,745	0.1
166	Sun Communities, Inc.	30,727	0.0
10,000	Swire Pacific Ltd. - Class A	59,170	0.0
52,200	Swire Properties Ltd.	130,891	0.0
12,254	Weyerhaeuser Co.	435,875	0.1
		5,799,206	1.5

	Utilities: 1.2%
1,479	American Water Works Co., Inc.	250,010	0.1
4,128	Black Hills Corp.	259,073	0.1
2,007	(2) Brookfield Renewable Corp.	77,892	0.0
9,019	Electricite de France SA	113,334	0.0
801	Elia Group SA/NV	95,719	0.0
1,542	Endesa S.A.	31,098	0.0
10,602	Engie SA	138,708	0.1
4,874	Entergy Corp.	484,037	0.1
235	Essential Utilities, Inc.	10,829	0.0
9,563	Evergy, Inc.	594,819	0.2
11,119	Iberdrola S.A. - IBEE	111,861	0.0
4,712	MDU Resources Group, Inc.	139,805	0.0
6,820	National Fuel Gas Co.	358,186	0.1
4,754	NextEra Energy, Inc.	373,284	0.1
852	NorthWestern Corp.	48,820	0.0
9,700	Osaka Gas Co., Ltd.	177,249	0.1
8,000	Power Assets Holdings Ltd.	46,897	0.0
5,419	Public Service Enterprise Group, Inc.	330,017	0.1
6,102	RWE AG	215,207	0.1
409	Sempra Energy	51,739	0.0
476	Southwest Gas Holdings, Inc.	31,835	0.0
685	Spire, Inc.	41,908	0.0
4,700	Tokyo Gas Co., Ltd.	87,454	0.0
10,604	UGI Corp.	451,942	0.1
2,160	United Utilities Group PLC	28,113	0.0
		4,549,836	1.2

	Total Common Stock
	(Cost $120,268,072)	152,550,304	40.5

EXCHANGE-TRADED FUNDS: 25.8%
112,676	iShares Core MSCI Emerging Markets ETF	6,958,870	1.8
643	iShares Core S&P Mid-Cap ETF	169,154	0.0
2,321	iShares MSCI EAFE ETF	181,061	0.1
33,035	(2) iShares Russell 2000 ETF	7,226,406	1.9
192,994	SPDR S&P 500 ETF Trust	82,821,445	22.0

	Total Exchange-Traded Funds
	(Cost $77,741,676)	97,356,936	25.8

MUTUAL FUNDS: 10.6%
	Affiliated Investment Companies: 10.6%
129,303	Voya Emerging Markets Local Currency Debt Fund - Class P	827,536	0.2
185,402	Voya Floating Rate Fund - Class P	1,681,593	0.4
4,036,922	Voya High Yield Bond Fund - Class P	32,577,959	8.7
493,953	Voya Short Term Bond Fund - Class R6	4,919,769	1.3

	Total Mutual Funds
	(Cost $38,016,728)	40,006,857	10.6

PREFERRED STOCK: 0.1%
	Consumer Discretionary: 0.1%
1,172	Porsche AG	115,899	0.1
349	Volkswagen AG	77,793	0.0
		193,692	0.1

	Consumer Staples: 0.0%
1,371	Henkel AG & Co. KGaA	126,829	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

		Materials: 0.0%
492		FUCHS PETROLUB SE	23,035	0.0

	Total Preferred Stock
	(Cost $371,320)		343,556	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.2%
		Basic Materials: 0.1%
10,000	(3)	Anglo American Capital PLC, 3.625%, 09/11/2024	10,737	0.0
12,000	(3)	Anglo American Capital PLC, 5.625%, 04/01/2030	14,491	0.0
30,000		Celanese US Holdings LLC, 1.400%, 08/05/2026	29,802	0.0
55,000		Dow Chemical Co., 4.375%, 11/15/2042	64,910	0.1
40,000	(3)	Ecolab, Inc., 2.750%, 08/18/2055	38,492	0.0
40,000	(3)	Georgia-Pacific LLC, 0.950%, 05/15/2026	39,514	0.0
35,000	(3)	Georgia-Pacific LLC, 2.300%, 04/30/2030	35,656	0.0
60,000	(3)	Glencore Funding LLC, 2.625%, 09/23/2031	58,788	0.0
42,000		Mosaic Co/The, 5.450%, 11/15/2033	52,786	0.0
13,000	(3)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	13,828	0.0
10,000	(3)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	11,470	0.0
18,000		Newmont Corp., 2.250%, 10/01/2030	17,919	0.0
3,000		Newmont Corp., 3.700%, 03/15/2023	3,109	0.0
32,000		PPG Industries, Inc., 1.200%, 03/15/2026	31,878	0.0
21,000		Steel Dynamics, Inc., 1.650%, 10/15/2027	20,798	0.0
15,000		Steel Dynamics, Inc., 2.400%, 06/15/2025	15,620	0.0
			459,798	0.1

		Communications: 0.7%
79,000		Amazon.com, Inc., 2.100%, 05/12/2031	80,076	0.0
61,000		Amazon.com, Inc., 2.875%, 05/12/2041	63,000	0.0
21,000		Amazon.com, Inc., 3.100%, 05/12/2051	21,996	0.0
44,000		Amazon.com, Inc., 3.250%, 05/12/2061	46,904	0.0
50,000		AT&T, Inc., 1.700%, 03/25/2026	50,632	0.0
51,000		AT&T, Inc., 3.100%, 02/01/2043	48,985	0.0
20,000		AT&T, Inc., 3.500%, 06/01/2041	20,561	0.0
20,000		AT&T, Inc., 3.550%, 09/15/2055	19,763	0.0
115,000		AT&T, Inc., 3.650%, 09/15/2059	114,909	0.1
16,000		AT&T, Inc., 4.500%, 05/15/2035	18,749	0.0
21,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	20,992	0.0
30,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	29,384	0.0
35,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	33,455	0.0
21,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	20,956	0.0
50,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	51,276	0.0
10,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	11,242	0.0
72,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	81,007	0.0
38,000		Comcast Corp., 2.650%, 02/01/2030	39,667	0.0
32,000	(3)	Comcast Corp., 2.887%, 11/01/2051	30,748	0.0
60,000		Comcast Corp., 3.900%, 03/01/2038	68,203	0.0
78,000		Comcast Corp., 3.950%, 10/15/2025	86,564	0.0
40,000		Comcast Corp., 3.999%, 11/01/2049	46,389	0.0
15,000		Corning, Inc., 5.450%, 11/15/2079	20,408	0.0
110,000		Discovery Communications LLC, 4.000%, 09/15/2055	115,269	0.1
25,000		Discovery Communications LLC, 5.200%, 09/20/2047	31,204	0.0
45,000		Discovery Communications LLC, 5.300%, 05/15/2049	56,313	0.0
40,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	40,000	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

9,000		Interpublic Group of Cos., Inc., 4.200%, 04/15/2024	9,722	0.0
200,000	(3)	Tencent Holdings Ltd., 2.985%, 01/19/2023	205,364	0.1
25,000		Time Warner Cable LLC, 5.875%, 11/15/2040	31,586	0.0
143,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	144,232	0.1
14,000		T-Mobile USA, Inc., 3.300%, 02/15/2051	13,566	0.0
38,000		T-Mobile USA, Inc., 3.600%, 11/15/2060	37,439	0.0
309,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	341,351	0.1
21,000		VeriSign, Inc., 2.700%, 06/15/2031	21,369	0.0
133,000		Verizon Communications, Inc., 2.100%, 03/22/2028	135,113	0.1
167,000	(3)	Verizon Communications, Inc., 2.355%, 03/15/2032	165,253	0.1
12,000		Verizon Communications, Inc., 2.987%, 10/30/2056	11,108	0.0
18,000		Verizon Communications, Inc., 3.400%, 03/22/2041	18,816	0.0
105,000		Verizon Communications, Inc., 3.700%, 03/22/2061	111,114	0.0
80,000		Verizon Communications, Inc., 4.812%, 03/15/2039	99,345	0.0
55,000		Vodafone Group PLC, 4.375%, 02/19/2043	63,990	0.0
20,000		Vodafone Group PLC, 5.125%, 06/19/2059	26,158	0.0
8,000		Walt Disney Co/The, 2.000%, 09/01/2029	8,077	0.0
			2,712,255	0.7

		Consumer, Cyclical: 0.2%
28,570	(3)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	31,888	0.0
3,697		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	3,839	0.0
10,156		American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	10,148	0.0
19,266		American Airlines 2017-2 Class A Pass Through Trust, 3.600%, 04/15/2031	18,996	0.0
4,188		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	4,231	0.0
11,085	(3)	British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/2034	11,995	0.0
2,502		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	2,640	0.0
11,825		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	11,897	0.0
10,000	(3)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	10,703	0.0
37,000	(3)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	41,278	0.0
50,000		General Motors Co., 5.400%, 04/01/2048	62,106	0.1
17,000		General Motors Co., 6.125%, 10/01/2025	19,926	0.0
25,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	26,726	0.0
25,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	28,044	0.0
33,000	(3)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	35,055	0.0
40,000		Hasbro, Inc., 3.000%, 11/19/2024	42,375	0.0
30,000		Lowe's Cos, Inc., 1.700%, 10/15/2030	28,705	0.0
15,000		Lowe's Cos, Inc., 2.800%, 09/15/2041	14,607	0.0
21,000	(3)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	22,863	0.0
27,000		Toyota Motor Credit Corp., 2.150%, 02/13/2030	27,442	0.0
33,950		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	35,892	0.0
7,183		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	7,724	0.0
11,382		United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	12,037	0.0
45,758		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	47,822	0.0
89,648		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	91,018	0.1
1,855		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	2,080	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

19,462		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	20,505	0.0
			672,542	0.2

		Consumer, Non-cyclical: 1.2%
43,000		AbbVie, Inc., 2.600%, 11/21/2024	45,217	0.0
200,000		AbbVie, Inc., 2.950%, 11/21/2026	214,338	0.1
12,000		AbbVie, Inc., 4.050%, 11/21/2039	13,804	0.0
75,000		AbbVie, Inc., 4.300%, 05/14/2036	88,036	0.1
33,000		AbbVie, Inc., 4.400%, 11/06/2042	39,475	0.0
71,000		AbbVie, Inc., 4.500%, 05/14/2035	84,962	0.0
13,000		AbbVie, Inc., 4.550%, 03/15/2035	15,590	0.0
30,000		AbbVie, Inc., 4.625%, 10/01/2042	36,367	0.0
42,000		Aetna, Inc., 2.800%, 06/15/2023	43,493	0.0
70,000		Aetna, Inc., 4.500%, 05/15/2042	83,899	0.0
23,000		Aetna, Inc., 6.625%, 06/15/2036	33,269	0.0
43,000		Altria Group, Inc., 2.450%, 02/04/2032	41,233	0.0
39,000		Altria Group, Inc., 3.700%, 02/04/2051	36,791	0.0
56,000		Altria Group, Inc., 4.450%, 05/06/2050	58,986	0.0
9,000		Altria Group, Inc., 4.800%, 02/14/2029	10,351	0.0
20,000		Altria Group, Inc., 5.800%, 02/14/2039	24,622	0.0
97,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	117,308	0.1
75,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	92,332	0.1
15,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	19,447	0.0
34,000		Anthem, Inc., 2.875%, 09/15/2029	35,809	0.0
25,000		Anthem, Inc., 3.500%, 08/15/2024	26,770	0.0
33,000		Archer-Daniels-Midland Co., 2.700%, 09/15/2051	32,308	0.0
23,000		Astrazeneca Finance LLC, 1.750%, 05/28/2028	23,150	0.0
23,000		AstraZeneca PLC, 0.700%, 04/08/2026	22,528	0.0
25,000		AstraZeneca PLC, 1.375%, 08/06/2030	23,808	0.0
102,000		BAT Capital Corp., 2.259%, 03/25/2028	101,306	0.1
17,000		BAT Capital Corp., 2.726%, 03/25/2031	16,755	0.0
17,000		BAT Capital Corp., 3.734%, 09/25/2040	16,429	0.0
35,000		BAT Capital Corp., 4.390%, 08/15/2037	37,639	0.0
7,000		Becton Dickinson and Co., 3.363%, 06/06/2024	7,445	0.0
18,000		Bristol-Myers Squibb Co., 2.550%, 11/13/2050	16,929	0.0
30,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	36,063	0.0
48,000	(3)	Cargill, Inc., 3.875%, 05/23/2049	57,581	0.0
19,000		Cigna Corp., 4.800%, 08/15/2038	23,272	0.0
10,000		Cigna Corp., 4.800%, 07/15/2046	12,510	0.0
100,000		Cigna Corp., 4.900%, 12/15/2048	128,009	0.1
72,000		Coca-Cola Co/The, 2.875%, 05/05/2041	74,336	0.0
35,000		CVS Health Corp., 2.125%, 09/15/2031	34,414	0.0
30,000		CVS Health Corp., 2.700%, 08/21/2040	28,672	0.0
5,000		CVS Health Corp., 3.875%, 07/20/2025	5,476	0.0
7,000		CVS Health Corp., 4.125%, 04/01/2040	8,033	0.0
5,000		CVS Health Corp., 4.780%, 03/25/2038	6,137	0.0
135,000		CVS Health Corp., 5.050%, 03/25/2048	174,077	0.1
17,000		Dentsply Sirona, Inc., 3.250%, 06/01/2030	18,126	0.0
36,000	(3)	Element Fleet Management Corp., 3.850%, 06/15/2025	38,799	0.0
50,000		Equifax, Inc., 2.350%, 09/15/2031	49,264	0.0
25,000		General Mills, Inc., 4.000%, 04/17/2025	27,470	0.0
14,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	14,001	0.0
12,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	12,918	0.0
13,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	15,765	0.0
39,000		Global Payments, Inc., 1.200%, 03/01/2026	38,623	0.0
150,000		Global Payments, Inc., 2.650%, 02/15/2025	156,840	0.1
75,000		Global Payments, Inc., 3.200%, 08/15/2029	79,330	0.0
16,000	(3)	GXO Logistics, Inc., 1.650%, 07/15/2026	15,898	0.0
27,000		HCA, Inc., 4.125%, 06/15/2029	30,181	0.0
200,000		HCA, Inc., 4.500%, 02/15/2027	225,273	0.1
12,000		HCA, Inc., 5.125%, 06/15/2039	14,906	0.0
22,000		HCA, Inc., 5.250%, 04/15/2025	24,949	0.0
9,000		HCA, Inc., 5.250%, 06/15/2049	11,507	0.0
18,000	(3)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	18,274	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

51,000		Hormel Foods Corp., 3.050%, 06/03/2051	53,214	0.0
30,000		Humana, Inc., 1.350%, 02/03/2027	29,613	0.0
35,000		Humana, Inc., 2.150%, 02/03/2032	34,220	0.0
80,000		Humana, Inc., 3.125%, 08/15/2029	85,352	0.1
35,000		Humana, Inc., 4.500%, 04/01/2025	38,885	0.0
17,000		Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	18,119	0.0
10,000		Laboratory Corp. of America Holdings, 4.000%, 11/01/2023	10,630	0.0
25,000	(3)	Mars, Inc., 0.875%, 07/16/2026	24,500	0.0
75,000	(3)	Mars, Inc., 2.375%, 07/16/2040	71,740	0.0
42,000	(3)	Mars, Inc., 4.125%, 04/01/2054	52,280	0.0
40,000		McKesson Corp., 1.300%, 08/15/2026	39,696	0.0
18,000		Medtronic, Inc., 4.375%, 03/15/2035	22,151	0.0
35,000		Mylan, Inc., 5.200%, 04/15/2048	43,160	0.0
189,000	(2),(3)	Nestle Holdings, Inc., 2.625%, 09/14/2051	185,150	0.1
8,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	8,543	0.0
6,000		PerkinElmer, Inc., 1.900%, 09/15/2028	5,960	0.0
59,000		PerkinElmer, Inc., 3.300%, 09/15/2029	63,650	0.0
20,000		Quanta Services, Inc., 2.350%, 01/15/2032	19,589	0.0
52,000		Reynolds American, Inc., 5.850%, 08/15/2045	62,489	0.0
6,000		Reynolds American, Inc., 6.150%, 09/15/2043	7,418	0.0
11,000		Royalty Pharma PLC, 1.200%, 09/02/2025	10,935	0.0
14,000		Royalty Pharma PLC, 1.750%, 09/02/2027	13,952	0.0
68,000		Royalty Pharma PLC, 3.300%, 09/02/2040	67,896	0.0
48,000		Royalty Pharma PLC, 3.550%, 09/02/2050	47,248	0.0
41,000		STERIS Irish FinCo UnLtd. Co., 3.750%, 03/15/2051	44,335	0.0
200,000		Takeda Pharmaceutical Co. Ltd., 2.050%, 03/31/2030	197,013	0.1
20,000	(3)	Triton Container International Ltd., 2.050%, 04/15/2026	20,077	0.0
23,000	(3)	Triton Container International Ltd., 3.150%, 06/15/2031	23,244	0.0
17,000	(2)	UnitedHealth Group, Inc., 1.150%, 05/15/2026	17,020	0.0
47,000		UnitedHealth Group, Inc., 2.300%, 05/15/2031	47,988	0.0
19,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	19,656	0.0
47,000		UnitedHealth Group, Inc., 3.250%, 05/15/2051	49,789	0.0
19,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	20,998	0.0
66,000	(3)	Viatris, Inc., 3.850%, 06/22/2040	70,899	0.0
23,000	(3)	Viatris, Inc., 4.000%, 06/22/2050	24,496	0.0
			4,393,005	1.2

		Energy: 0.8%
18,000	(2)	BP Capital Markets America, Inc., 1.749%, 08/10/2030	17,512	0.0
15,000		BP Capital Markets America, Inc., 2.939%, 06/04/2051	14,208	0.0
48,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	50,645	0.0
23,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	24,414	0.0
15,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	14,961	0.0
28,000	(4)	BP Capital Markets PLC, 4.875%, 12/31/2199	30,849	0.0
8,000		Burlington Resources LLC, 5.950%, 10/15/2036	10,957	0.0
10,000		Canadian Natural Resources Ltd., 6.750%, 02/01/2039	13,946	0.0
43,000		Cenovus Energy, Inc./CA, 3.750%, 02/15/2052	41,846	0.0
45,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	55,304	0.0
30,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	32,574	0.0
3,000		Chevron USA, Inc., 3.250%, 10/15/2029	3,287	0.0
60,000		Cimarex Energy Co., 3.900%, 05/15/2027	65,689	0.0
41,000	(3)	ConocoPhillips, 2.400%, 02/15/2031	41,740	0.0
25,000	(3)	ConocoPhillips, 3.750%, 10/01/2027	27,936	0.0
26,000		Diamondback Energy, Inc., 2.875%, 12/01/2024	27,309	0.0
5,000		Diamondback Energy, Inc., 3.125%, 03/24/2031	5,196	0.0
30,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	32,142	0.0
55,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	58,856	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

10,000		Diamondback Energy, Inc., 4.750%, 05/31/2025	11,176	0.0
200,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	210,106	0.1
38,000	(4)	Enbridge, Inc., 5.750%, 07/15/2080	43,033	0.0
9,000		Energy Transfer L.P., 4.250%, 04/01/2024	9,638	0.0
5,000		Energy Transfer L.P., 4.900%, 03/15/2035	5,743	0.0
43,000		Energy Transfer L.P., 5.300%, 04/01/2044	49,907	0.0
160,000		Energy Transfer L.P., 5.300%, 04/15/2047	187,761	0.1
60,000		Energy Transfer L.P., 5.800%, 06/15/2038	73,524	0.0
25,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	27,133	0.0
50,000	(4)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	49,259	0.0
10,000		Exxon Mobil Corp., 4.227%, 03/19/2040	11,882	0.0
46,000	(3)	Flex Intermediate Holdco LLC, 3.363%, 06/30/2031	46,699	0.0
2,000		Halliburton Co., 3.500%, 08/01/2023	2,096	0.0
2,000		Halliburton Co., 3.800%, 11/15/2025	2,191	0.0
109,000		Hess Corp., 5.600%, 02/15/2041	136,408	0.1
200,000	(3)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	221,070	0.1
18,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	22,966	0.0
23,000		Marathon Petroleum Corp., 4.700%, 05/01/2025	25,685	0.0
35,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	41,009	0.0
25,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	29,972	0.0
20,000		MPLX L.P., 1.750%, 03/01/2026	20,136	0.0
14,000		MPLX L.P., 2.650%, 08/15/2030	14,059	0.0
9,000		MPLX L.P., 4.700%, 04/15/2048	10,411	0.0
11,000		MPLX L.P., 5.200%, 03/01/2047	13,362	0.0
21,000		MPLX L.P., 5.200%, 12/01/2047	25,562	0.0
25,000		MPLX L.P., 5.500%, 02/15/2049	31,746	0.0
16,000	(3)	Northern Natural Gas Co., 3.400%, 10/16/2051	16,337	0.0
19,000		ONEOK Partners L.P., 6.125%, 02/01/2041	24,464	0.0
24,000		ONEOK Partners L.P., 6.200%, 09/15/2043	31,207	0.0
10,000		ONEOK, Inc., 2.200%, 09/15/2025	10,228	0.0
200,000	(3)	Petroleos del Peru SA, 4.750%, 06/19/2032	206,250	0.1
200,000		Petroleos Mexicanos, 6.500%, 03/13/2027	211,500	0.1
10,000		Phillips 66, 0.900%, 02/15/2024	10,003	0.0
41,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	43,162	0.0
25,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	27,969	0.0
50,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	55,435	0.0
73,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	78,806	0.1
4,000		Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	4,511	0.0
15,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	16,759	0.0
16,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	18,404	0.0
26,000	(3)	Santos Finance Ltd., 3.649%, 04/29/2031	26,502	0.0
19,000	(3)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	20,304	0.0
125,000		Shell International Finance BV, 3.250%, 05/11/2025	135,088	0.1
25,000		Shell International Finance BV, 4.125%, 05/11/2035	29,520	0.0
9,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	9,627	0.0
16,000		Valero Energy Corp., 2.850%, 04/15/2025	16,857	0.0
30,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	32,892	0.0
19,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	24,000	0.0
23,000		Williams Partners L.P., 3.600%, 03/15/2022	23,209	0.0
			2,964,939	0.8

		Financial: 2.6%
43,000		Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	41,721	0.0
23,000		American Homes 4 Rent L.P., 2.375%, 07/15/2031	22,810	0.0
7,000		American Homes 4 Rent L.P., 3.375%, 07/15/2051	7,116	0.0
35,000		American International Group, Inc., 3.400%, 06/30/2030	38,217	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

13,000		American International Group, Inc., 3.875%, 01/15/2035	14,704	0.0
29,000		American International Group, Inc., 3.900%, 04/01/2026	32,187	0.0
10,000		American International Group, Inc., 4.375%, 01/15/2055	12,284	0.0
33,000		American International Group, Inc., 4.500%, 07/16/2044	40,344	0.0
17,000		American International Group, Inc., 4.800%, 07/10/2045	21,595	0.0
19,000		Arthur J Gallagher & Co., 3.500%, 05/20/2051	20,379	0.0
59,000		Assurant, Inc., 2.650%, 01/15/2032	58,560	0.0
32,000		Assurant, Inc., 3.700%, 02/22/2030	34,788	0.0
40,000	(3)	Athene Global Funding, 2.800%, 05/26/2023	41,512	0.0
25,000	(3)	Athene Global Funding, 2.950%, 11/12/2026	26,676	0.0
21,000	(3)	Aviation Capital Group LLC, 1.950%, 09/20/2026	20,786	0.0
8,000	(3)	Aviation Capital Group LLC, 3.875%, 05/01/2023	8,350	0.0
6,000	(3)	Aviation Capital Group LLC, 4.375%, 01/30/2024	6,409	0.0
32,000	(3)	Aviation Capital Group LLC, 5.500%, 12/15/2024	35,877	0.0
14,000	(3)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	13,863	0.0
41,000	(3)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	40,923	0.0
9,000	(3)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	9,264	0.0
200,000		Banco Santander SA, 2.746%, 05/28/2025	209,871	0.1
63,000	(4)	Bank of America Corp., 0.981%, 09/25/2025	63,106	0.0
36,000	(4)	Bank of America Corp., 1.197%, 10/24/2026	35,743	0.0
48,000	(4)	Bank of America Corp., 1.734%, 07/22/2027	48,229	0.0
112,000	(4)	Bank of America Corp., 1.898%, 07/23/2031	108,070	0.0
26,000	(4)	Bank of America Corp., 1.922%, 10/24/2031	25,031	0.0
49,000	(4)	Bank of America Corp., 2.087%, 06/14/2029	48,951	0.0
28,000	(4)	Bank of America Corp., 2.299%, 07/21/2032	27,619	0.0
105,000	(4)	Bank of America Corp., 2.592%, 04/29/2031	107,228	0.0
53,000	(4)	Bank of America Corp., 2.676%, 06/19/2041	51,221	0.0
79,000	(4)	Bank of America Corp., 2.687%, 04/22/2032	80,489	0.0
60,000	(4)	Bank of America Corp., 3.593%, 07/21/2028	65,821	0.0
20,000		Bank of America Corp., 3.950%, 04/21/2025	21,805	0.0
18,000	(4)	Bank of America Corp., 3.970%, 03/05/2029	20,032	0.0
40,000	(4)	Bank of America Corp., 4.078%, 04/23/2040	46,092	0.0
13,000	(4)	Bank of America Corp., 4.083%, 03/20/2051	15,402	0.0
79,000		Bank of America Corp., 4.125%, 01/22/2024	85,423	0.0
103,000		Bank of America Corp., 4.183%, 11/25/2027	114,886	0.1
75,000	(4)	Bank of America Corp., 4.271%, 07/23/2029	85,099	0.0
50,000	(4)	Bank of Montreal, 3.803%, 12/15/2032	54,822	0.0
25,000		Bank of Nova Scotia/The, 2.200%, 02/03/2025	25,955	0.0
21,000		Bank of Nova Scotia/The, 2.700%, 08/03/2026	22,289	0.0
34,000	(4)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	36,635	0.0
200,000	(4)	Barclays PLC, 1.007%, 12/10/2024	200,978	0.1
11,000		Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	10,855	0.0
29,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	35,394	0.0
21,000	(3)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	20,535	0.0
55,000	(3)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	52,883	0.0
41,000	(3)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	39,068	0.0
25,000	(3)	Blackstone Secured Lending Fund, 2.850%, 09/30/2028	24,849	0.0
200,000	(3),(4)	BNP Paribas SA, 1.323%, 01/13/2027	196,720	0.1
200,000	(3),(4)	BNP Paribas SA, 2.219%, 06/09/2026	205,356	0.1
22,000		Boston Properties L.P., 3.250%, 01/30/2031	23,390	0.0
206,000	(3)	BPCE SA, 5.700%, 10/22/2023	225,918	0.1
35,000		Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	36,369	0.0
8,000		Capital One Financial Corp., 3.650%, 05/11/2027	8,867	0.0
33,000		CBRE Services, Inc., 2.500%, 04/01/2031	33,272	0.0
16,000		Charles Schwab Corp./The, 2.000%, 03/20/2028	16,341	0.0
20,000	(4)	Charles Schwab Corp./The, 5.375%, 12/31/2199	22,275	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

28,000		CI Financial Corp., 4.100%, 06/15/2051	30,156	0.0
21,000	(4)	Citigroup, Inc., 1.462%, 06/09/2027	20,889	0.0
15,000	(4)	Citigroup, Inc., 2.561%, 05/01/2032	15,158	0.0
45,000		Citigroup, Inc., 5.500%, 09/13/2025	51,955	0.0
9,000		Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	9,528	0.0
5,000		Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	5,396	0.0
260,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	288,375	0.1
250,000	(3),(4)	Credit Suisse Group AG, 2.193%, 06/05/2026	254,796	0.1
14,000		Crown Castle International Corp., 1.050%, 07/15/2026	13,711	0.0
200,000	(3),(4)	Danske Bank A/S, 1.621%, 09/11/2026	200,106	0.1
47,000	(3)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	46,188	0.0
17,000		ERP Operating L.P., 2.500%, 02/15/2030	17,537	0.0
50,000		Essex Portfolio L.P., 3.250%, 05/01/2023	51,843	0.0
23,000		Everest Reinsurance Holdings, Inc., 3.125%, 10/15/2052	22,488	0.0
30,000		Extra Space Storage L.P., 2.350%, 03/15/2032	29,340	0.0
200,000	(3)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	205,871	0.1
18,000		GE Capital Funding LLC, 4.400%, 05/15/2030	20,867	0.0
43,000	(4)	Goldman Sachs Group, Inc./The, 1.542%, 09/10/2027	42,855	0.0
22,000	(4)	Goldman Sachs Group, Inc./The, 2.908%, 07/21/2042	21,720	0.0
35,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	38,779	0.0
46,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	60,395	0.0
17,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	24,374	0.0
13,000	(3)	Hartford Financial Services Group, Inc./The, 2.250%, (US0003M + 2.125%), 02/12/2067	12,578	0.0
38,000		Hartford Financial Services Group, Inc./The, 2.900%, 09/15/2051	36,734	0.0
9,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	12,271	0.0
200,000	(4)	HSBC Holdings PLC, 2.099%, 06/04/2026	204,454	0.1
200,000	(4)	HSBC Holdings PLC, 2.633%, 11/07/2025	208,678	0.1
200,000	(4)	HSBC Holdings PLC, 3.262%, 03/13/2023	202,533	0.1
24,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	22,940	0.0
55,000	(4)	JPMorgan Chase & Co., 0.969%, 06/23/2025	55,089	0.0
27,000	(4)	JPMorgan Chase & Co., 1.040%, 02/04/2027	26,500	0.0
65,000	(2),(4)	JPMorgan Chase & Co., 1.470%, 09/22/2027	64,611	0.0
95,000	(4)	JPMorgan Chase & Co., 1.953%, 02/04/2032	91,714	0.0
55,000	(4)	JPMorgan Chase & Co., 2.069%, 06/01/2029	55,158	0.0
33,000	(4)	JPMorgan Chase & Co., 2.182%, 06/01/2028	33,712	0.0
31,000	(4)	JPMorgan Chase & Co., 2.525%, 11/19/2041	29,388	0.0
76,000	(4)	JPMorgan Chase & Co., 2.580%, 04/22/2032	77,111	0.0
121,000	(4)	JPMorgan Chase & Co., 3.157%, 04/22/2042	125,753	0.1
31,000	(4)	JPMorgan Chase & Co., 3.328%, 04/22/2052	32,532	0.0
70,000	(4)	JPMorgan Chase & Co., 3.797%, 07/23/2024	74,022	0.0
15,000	(4)	JPMorgan Chase & Co., 4.493%, 03/24/2031	17,512	0.0
30,000		Kilroy Realty L.P., 2.650%, 11/15/2033	29,622	0.0
21,000		Kite Realty Group L.P., 4.000%, 10/01/2026	22,646	0.0
4,000	(3)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	4,448	0.0
38,000		Life Storage L.P., 2.400%, 10/15/2031	37,663	0.0
82,000		Main Street Capital Corp., 3.000%, 07/14/2026	83,689	0.0
30,000		Main Street Capital Corp., 5.200%, 05/01/2024	32,504	0.0
25,000		Mid-America Apartments L.P., 2.875%, 09/15/2051	24,218	0.0
200,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	205,586	0.1
200,000	(4)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	206,251	0.1
32,000	(4)	Morgan Stanley, 1.512%, 07/20/2027	31,863	0.0
147,000	(4)	Morgan Stanley, 1.593%, 05/04/2027	147,523	0.1
39,000	(4)	Morgan Stanley, 1.794%, 02/13/2032	37,172	0.0
34,000	(4)	Morgan Stanley, 2.188%, 04/28/2026	35,118	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

173,000	(4)	Morgan Stanley, 2.239%, 07/21/2032	170,130	0.1
32,000	(4)	Morgan Stanley, 2.802%, 01/25/2052	30,813	0.0
75,000	(4)	Morgan Stanley, 3.622%, 04/01/2031	82,705	0.0
112,000		Morgan Stanley, 3.875%, 01/27/2026	124,044	0.1
100,000		Morgan Stanley, 4.000%, 07/23/2025	110,219	0.1
40,000	(4)	Morgan Stanley, 4.457%, 04/22/2039	48,424	0.0
250,000	(3),(4)	National Australia Bank Ltd., 3.933%, 08/02/2034	269,125	0.1
200,000	(4)	NatWest Group PLC, 3.073%, 05/22/2028	212,482	0.1
43,000	(3)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	43,186	0.0
28,000	(3)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	30,448	0.0
36,000		Oaktree Specialty Lending Corp., 2.700%, 01/15/2027	36,139	0.0
38,000		Old Republic International Corp., 3.850%, 06/11/2051	41,134	0.0
150,000		ORIX Corp., 3.250%, 12/04/2024	160,712	0.1
29,000		Owl Rock Capital Corp., 4.250%, 01/15/2026	31,144	0.0
38,000	(3)	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025	41,562	0.0
40,000	(3)	Pacific Life Global Funding II, 1.375%, 04/14/2026	40,190	0.0
23,000		Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	23,679	0.0
30,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	32,101	0.0
39,000		Public Storage, 0.875%, 02/15/2026	38,549	0.0
23,000		Regency Centers L.P., 2.950%, 09/15/2029	24,160	0.0
25,000		Regency Centers L.P., 3.700%, 06/15/2030	27,626	0.0
20,000		Retail Properties of America, Inc., 4.750%, 09/15/2030	22,020	0.0
5,000		Rexford Industrial Realty L.P., 2.150%, 09/01/2031	4,824	0.0
24,000		Sabra Health Care L.P., 3.200%, 12/01/2031	23,535	0.0
40,000	(3)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	43,404	0.0
27,000		Simon Property Group L.P., 1.750%, 02/01/2028	26,815	0.0
200,000	(3),(4)	Standard Chartered PLC, 1.456%, 01/14/2027	197,005	0.1
200,000	(3),(4)	Standard Chartered PLC, 3.265%, 02/18/2036	198,614	0.1
8,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	8,584	0.0
25,000	(3)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	26,324	0.0
35,000	(4)	Truist Financial Corp., 1.267%, 03/02/2027	34,892	0.0
46,000	(4)	Truist Financial Corp., 1.887%, 06/07/2029	45,997	0.0
25,000	(4)	Truist Financial Corp., 5.100%, 12/31/2199	28,800	0.0
28,000		Unum Group, 4.125%, 06/15/2051	28,414	0.0
20,000		Ventas Realty L.P., 2.500%, 09/01/2031	19,767	0.0
7,000		Ventas Realty L.P., 5.700%, 09/30/2043	9,330	0.0
45,000		VEREIT Operating Partnership L.P., 2.200%, 06/15/2028	45,577	0.0
36,000	(4)	Wells Fargo & Co., 2.393%, 06/02/2028	37,161	0.0
101,000	(4)	Wells Fargo & Co., 2.406%, 10/30/2025	105,221	0.0
21,000	(4)	Wells Fargo & Co., 3.068%, 04/30/2041	21,600	0.0
120,000		Wells Fargo & Co., 3.750%, 01/24/2024	128,314	0.1
28,000		Wells Fargo & Co., 4.750%, 12/07/2046	35,107	0.0
33,000		Westpac Banking Corp., 2.963%, 11/16/2040	32,717	0.0
71,000		XLIT Ltd., 4.450%, 03/31/2025	78,761	0.0
22,000		XLIT Ltd., 5.500%, 03/31/2045	30,382	0.0
			9,706,911	2.6

		Industrial: 0.2%
14,000		Avnet, Inc., 3.000%, 05/15/2031	14,060	0.0
27,000	(3)	Berry Global, Inc., 0.950%, 02/15/2024	27,064	0.0
40,000	(3)	Berry Global, Inc., 1.650%, 01/15/2027	39,546	0.0
22,000		Boeing Co/The, 3.250%, 02/01/2028	23,254	0.0
50,000		Boeing Co/The, 3.250%, 02/01/2035	50,049	0.0
11,000	(2)	Boeing Co/The, 3.625%, 02/01/2031	11,783	0.0
9,000		Boeing Co/The, 3.850%, 11/01/2048	9,223	0.0
35,000		Boeing Co/The, 4.875%, 05/01/2025	38,969	0.0
45,000		Boeing Co/The, 5.150%, 05/01/2030	52,843	0.0
27,000		Boeing Co/The, 5.805%, 05/01/2050	36,054	0.0
45,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	52,520	0.0
51,000		FedEx Corp., 3.900%, 02/01/2035	57,736	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

14,000	(2)	General Electric Co., 3.625%, 05/01/2030	15,567	0.0
42,000		Norfolk Southern Corp., 3.650%, 08/01/2025	45,706	0.0
13,000		Norfolk Southern Corp., 4.100%, 05/15/2121	14,663	0.0
7,000		Northrop Grumman Corp., 2.930%, 01/15/2025	7,419	0.0
24,000	(3)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	23,732	0.0
40,000	(3)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	40,238	0.0
56,000		Raytheon Technologies Corp., 3.200%, 03/15/2024	59,356	0.1
2,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	2,113	0.0
34,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	41,206	0.0
51,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	62,590	0.1
5,000		Raytheon Technologies Corp., 5.400%, 05/01/2035	6,529	0.0
6,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	8,457	0.0
22,000		Republic Services, Inc., 1.450%, 02/15/2031	20,633	0.0
20,000		Republic Services, Inc., 1.750%, 02/15/2032	19,000	0.0
30,000	(3)	Sealed Air Corp., 1.573%, 10/15/2026	29,848	0.0
15,000	(3)	SYNNEX Corp., 1.750%, 08/09/2026	14,848	0.0
47,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	47,369	0.0
35,000		Union Pacific Corp., 3.550%, 05/20/2061	37,909	0.0
17,000		Waste Management, Inc., 1.500%, 03/15/2031	15,984	0.0
25,000		WRKCo, Inc., 3.000%, 06/15/2033	26,214	0.0
			952,482	0.2

		Technology: 0.5%
43,000		Analog Devices, Inc., 2.100%, 10/01/2031	43,128	0.0
17,000		Analog Devices, Inc., 2.800%, 10/01/2041	17,027	0.0
21,000		Analog Devices, Inc., 2.950%, 10/01/2051	21,034	0.0
10,000		Analog Devices, Inc., 3.500%, 12/05/2026	11,020	0.0
39,000		Apple, Inc., 1.650%, 02/08/2031	37,980	0.0
35,000		Apple, Inc., 2.650%, 05/11/2050	33,699	0.0
90,000		Apple, Inc., 2.650%, 02/08/2051	86,227	0.0
20,000		Apple, Inc., 2.700%, 08/05/2051	19,319	0.0
140,000		Apple, Inc., 2.800%, 02/08/2061	133,932	0.1
25,000		Apple, Inc., 2.850%, 08/05/2061	24,171	0.0
70,000		Apple, Inc., 3.750%, 09/12/2047	81,042	0.0
35,000		Apple, Inc., 3.750%, 11/13/2047	40,574	0.0
15,000		Apple, Inc., 4.500%, 02/23/2036	18,816	0.0
20,000		Citrix Systems, Inc., 1.250%, 03/01/2026	19,682	0.0
25,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	29,759	0.0
20,000		DXC Technology Co., 1.800%, 09/15/2026	19,983	0.0
20,000		DXC Technology Co., 2.375%, 09/15/2028	19,775	0.0
20,000		Fiserv, Inc., 2.750%, 07/01/2024	21,068	0.0
85,000		Fiserv, Inc., 3.500%, 07/01/2029	92,612	0.0
30,000	(3)	HP, Inc., 2.650%, 06/17/2031	29,726	0.0
45,000		HP, Inc., 4.050%, 09/15/2022	46,548	0.0
15,000	(3)	Infor, Inc., 1.450%, 07/15/2023	15,164	0.0
15,000		Intel Corp., 3.100%, 02/15/2060	14,783	0.0
42,000		Intel Corp., 3.200%, 08/12/2061	42,299	0.0
30,000		Intel Corp., 3.250%, 11/15/2049	31,134	0.0
75,000		Intel Corp., 4.600%, 03/25/2040	93,869	0.1
10,000		Intel Corp., 4.950%, 03/25/2060	14,040	0.0
100,000		International Business Machines Corp., 3.300%, 05/15/2026	109,058	0.1
37,000		Microchip Technology, Inc., 2.670%, 09/01/2023	38,374	0.0
50,000		Microsoft Corp., 2.400%, 08/08/2026	53,151	0.0
93,000		Microsoft Corp., 2.921%, 03/17/2052	96,334	0.1
17,000		NetApp, Inc., 1.875%, 06/22/2025	17,424	0.0
62,000		NVIDIA Corp., 1.550%, 06/15/2028	61,787	0.0
60,000		NVIDIA Corp., 2.000%, 06/15/2031	59,729	0.0
31,000	(3)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	35,896	0.0
20,000	(3)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	21,724	0.0
24,000		Oracle Corp., 3.650%, 03/25/2041	24,859	0.0
6,000		Oracle Corp., 3.850%, 07/15/2036	6,526	0.0
20,000		Oracle Corp., 3.950%, 03/25/2051	21,132	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

17,000		Roper Technologies, Inc., 1.400%, 09/15/2027	16,799	0.0
41,000		salesforce.com, Inc., 1.950%, 07/15/2031	40,837	0.0
31,000		salesforce.com, Inc., 2.700%, 07/15/2041	30,945	0.0
22,000		salesforce.com, Inc., 2.900%, 07/15/2051	21,984	0.0
25,000		salesforce.com, Inc., 3.050%, 07/15/2061	25,345	0.0
180,000		VMware, Inc., 1.400%, 08/15/2026	179,272	0.1
20,000		VMware, Inc., 1.800%, 08/15/2028	19,721	0.0
			1,939,308	0.5

		Utilities: 0.9%
52,000		AEP Texas, Inc., 3.450%, 01/15/2050	53,807	0.0
32,000	(3)	AEP Texas, Inc., 3.850%, 10/01/2025	34,767	0.0
25,000		AEP Transmission Co. LLC, 2.750%, 08/15/2051	23,892	0.0
21,000		AES Corp./The, 1.375%, 01/15/2026	20,738	0.0
16,000	(3)	AES Corp./The, 3.950%, 07/15/2030	17,624	0.0
20,000		Alabama Power Co., 3.450%, 10/01/2049	21,646	0.0
74,000	(3)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	77,610	0.1
28,000	(3)	American Transmission Systems, Inc., 5.000%, 09/01/2044	36,089	0.0
50,000	(3)	American Transmission Systems, Inc., 5.250%, 01/15/2022	50,628	0.0
23,000		Appalachian Power Co., 2.700%, 04/01/2031	23,617	0.0
14,000		Appalachian Power Co., 3.700%, 05/01/2050	15,278	0.0
23,000		Atmos Energy Corp., 2.850%, 02/15/2052	22,021	0.0
55,000		Avangrid, Inc., 3.200%, 04/15/2025	58,604	0.0
30,000		Baltimore Gas and Electric Co., 2.250%, 06/15/2031	30,159	0.0
20,000		Baltimore Gas and Electric Co., 3.200%, 09/15/2049	20,867	0.0
26,000		Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	24,931	0.0
25,000		Black Hills Corp., 2.500%, 06/15/2030	25,369	0.0
15,000		Black Hills Corp., 3.050%, 10/15/2029	15,926	0.0
40,000		Black Hills Corp., 4.250%, 11/30/2023	42,759	0.0
8,000		Black Hills Corp., 4.350%, 05/01/2033	9,248	0.0
25,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	28,124	0.0
39,000	(3)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	41,878	0.0
26,000	(4)	CMS Energy Corp., 3.750%, 12/01/2050	26,325	0.0
68,000	(4)	CMS Energy Corp., 4.750%, 06/01/2050	76,664	0.1
13,000		Commonwealth Edison Co., 3.750%, 08/15/2047	14,770	0.0
34,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	38,171	0.0
13,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	16,420	0.0
35,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	37,583	0.0
12,000		DTE Electric Co., 1.900%, 04/01/2028	12,175	0.0
13,000		DTE Electric Co., 2.950%, 03/01/2050	13,060	0.0
12,000		DTE Electric Co., 3.250%, 04/01/2051	12,729	0.0
47,000		DTE Energy Co., 1.050%, 06/01/2025	46,649	0.0
12,000		Duke Energy Carolinas LLC, 2.550%, 04/15/2031	12,442	0.0
3,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	3,397	0.0
15,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	17,172	0.0
15,000	(4)	Duke Energy Corp., 4.875%, 12/31/2199	16,069	0.0
195,000		Duke Energy Indiana LLC, 2.750%, 04/01/2050	187,031	0.1
13,000		Duke Energy Ohio, Inc., 2.125%, 06/01/2030	12,922	0.0
109,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	122,017	0.1
2,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	2,370	0.0
25,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	25,936	0.0
45,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	52,129	0.0
17,000	(3)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	16,870	0.0
24,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	22,414	0.0
32,000		Entergy Corp., 2.400%, 06/15/2031	31,742	0.0
13,000		Entergy Corp., 2.800%, 06/15/2030	13,424	0.0
9,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	10,911	0.0
33,000		Entergy Texas, Inc., 4.000%, 03/30/2029	37,003	0.0
18,000		Evergy Metro, Inc., 2.250%, 06/01/2030	18,166	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

25,000		Eversource Energy, 1.400%, 08/15/2026	24,952	0.0
23,000		Eversource Energy, 3.450%, 01/15/2050	24,137	0.0
5,000	(2)	Exelon Corp., 4.050%, 04/15/2030	5,670	0.0
10,000		Exelon Corp., 4.700%, 04/15/2050	12,654	0.0
57,000		FirstEnergy Corp., 3.350%, 07/15/2022	57,747	0.0
25,000		Georgia Power Co., 2.200%, 09/15/2024	25,990	0.0
33,000		Georgia Power Co., 5.750%, 04/15/2023	35,618	0.0
44,000		Indiana Michigan Power Co., 3.250%, 05/01/2051	45,553	0.0
20,000		Interstate Power and Light Co., 2.300%, 06/01/2030	20,104	0.0
80,000		Interstate Power and Light Co., 3.250%, 12/01/2024	85,484	0.1
12,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	13,481	0.0
14,000	(3)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	14,358	0.0
50,000	(3)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	55,091	0.0
50,000	(3)	Jersey Central Power & Light Co., 4.700%, 04/01/2024	53,933	0.0
25,000		Kentucky Utilities Co., 3.300%, 06/01/2050	26,146	0.0
12,000	(3)	Metropolitan Edison Co., 4.000%, 04/15/2025	12,668	0.0
30,000		Mississippi Power Co., 4.250%, 03/15/2042	35,359	0.0
20,000	(3)	Monongahela Power Co., 3.550%, 05/15/2027	21,912	0.0
15,000	(3)	Narragansett Electric Co/The, 3.395%, 04/09/2030	16,255	0.0
44,000		National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	45,017	0.0
43,000	(4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	44,859	0.0
23,000		NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	23,029	0.0
29,000		NiSource, Inc., 3.600%, 05/01/2030	31,814	0.0
20,000		NiSource, Inc., 5.950%, 06/15/2041	27,703	0.0
40,000		NSTAR Electric Co., 1.950%, 08/15/2031	39,492	0.0
20,000		Oglethorpe Power Corp., 3.750%, 08/01/2050	21,310	0.0
59,000		ONE Gas, Inc., 1.100%, 03/11/2024	59,003	0.0
13,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	12,823	0.0
28,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	27,688	0.0
17,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	16,976	0.0
10,000		PECO Energy Co., 4.150%, 10/01/2044	11,928	0.0
200,000	(2)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	217,000	0.1
15,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	15,364	0.0
75,000		PPL Electric Utilities Corp., 4.125%, 06/15/2044	88,793	0.1
17,000		Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	16,105	0.0
50,000		Sempra Energy, 3.800%, 02/01/2038	55,397	0.0
24,000	(4)	Sempra Energy, 4.875%, 12/31/2199	26,100	0.0
68,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	71,883	0.1
41,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	44,676	0.0
6,000		Southern California Edison Co., 4.050%, 03/15/2042	6,479	0.0
40,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	55,079	0.0
60,000	(4)	Southern Co/The, 3.750%, 09/15/2051	61,278	0.1
35,000	(4)	Southern Co/The, 4.000%, 01/15/2051	37,085	0.0
36,000		Southwestern Electric Power Co., 1.650%, 03/15/2026	36,275	0.0
14,000		Tampa Electric Co., 4.350%, 05/15/2044	16,905	0.0
25,000		Tucson Electric Power Co., 1.500%, 08/01/2030	23,681	0.0
17,000		Union Electric Co., 3.900%, 09/15/2042	19,351	0.0
28,000		Virginia Electric and Power Co., 3.450%, 09/01/2022	28,570	0.0
36,000		Washington Gas Light Co., 3.650%, 09/15/2049	40,539	0.0
31,000		WEC Energy Group, Inc., 1.375%, 10/15/2027	30,499	0.0
23,000		Wisconsin Electric Power Co., 1.700%, 06/15/2028	22,933	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

26,000		Wisconsin Public Service Corp., 3.671%, 12/01/2042	29,310	0.0
			3,484,199	0.9

	Total Corporate Bonds/Notes
	(Cost $26,440,132)		27,285,439	7.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.8%
67,720		Alternative Loan Trust 2004-J7 MI, 1.106%, (US0001M + 1.020%), 10/25/2034	67,253	0.0
45,321		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	41,289	0.0
95,348		Alternative Loan Trust 2005-J2 1A12, 0.486%, (US0001M + 0.400%), 04/25/2035	80,305	0.0
16,224		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	10,724	0.0
87,188		Alternative Loan Trust 2006-19CB A12, 0.486%, (US0001M + 0.400%), 08/25/2036	45,020	0.0
25,755		Alternative Loan Trust 2007-23CB A3, 0.586%, (US0001M + 0.500%), 09/25/2037	13,055	0.0
116,046		Alternative Loan Trust 2007-2CB 2A1, 0.686%, (US0001M + 0.600%), 03/25/2037	56,040	0.0
27,950	(4)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.628%, 09/25/2035	26,046	0.0
48,017		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.276%, (US0001M + 0.190%), 01/25/2037	45,321	0.0
63,767	(4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.807%, 03/25/2036	56,529	0.0
34,046	(4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.124%, 09/25/2037	33,994	0.0
341,066		Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	368,170	0.1
421,521		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	472,263	0.1
67,877		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.086%, (US0001M + 4.000%), 05/25/2025	69,169	0.0
72,990		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.736%, (US0001M + 3.650%), 09/25/2029	75,551	0.0
176,457		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.086%, (US0001M + 3.000%), 10/25/2029	181,532	0.1
168,221		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.936%, (US0001M + 2.850%), 11/25/2029	172,891	0.1
60,574		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.886%, (US0001M + 2.800%), 02/25/2030	62,011	0.0
358,602		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.636%, (US0001M + 2.550%), 12/25/2030	365,319	0.1
165,108		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.086%, (US0001M + 2.000%), 03/25/2031	166,906	0.1
45,395	(3)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.386%, (US0001M + 2.300%), 08/25/2031	45,730	0.0
125,619	(3)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.136%, (US0001M + 2.050%), 01/25/2040	126,413	0.0
201,306		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	224,344	0.1
179,515	(4)	Fannie Mae REMIC Trust 2009-50 HZ, 5.534%, 02/25/2049	205,165	0.1
136,868		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	144,950	0.0
125,176		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	138,692	0.0
276,403		Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	298,253	0.1
70,261		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	79,412	0.0
51,481		Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	56,420	0.0
162,701		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	166,877	0.1
587,099		Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	627,457	0.2
68,400		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	70,964	0.0
91,886	(3),(4)	Flagstar Mortgage Trust 2018-1 B3, 4.001%, 03/25/2048	92,848	0.0
254,546		Freddie Mac 4634 ZM, 5.000%, 11/15/2056	325,402	0.1
62,111		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	69,319	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

54,481		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	62,316	0.0
12,755		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	14,868	0.0
37,618		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	42,616	0.0
123,297		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	140,730	0.0
47,092		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	54,378	0.0
43,975	(4),(5)	Freddie Mac REMIC Trust 3524 LA, 5.195%, 03/15/2033	47,814	0.0
44,798		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	51,010	0.0
8,100		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	8,973	0.0
232,140		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	247,864	0.1
545,979		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	606,973	0.2
545,979		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	612,656	0.2
226,954		Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	235,935	0.1
3,243		Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	3,268	0.0
250,000	(3)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 2.050%, (SOFR30A + 2.000%), 12/25/2050	252,275	0.1
164,212	(3)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.186%, (US0001M + 3.100%), 03/25/2050	166,781	0.1
88,739	(3)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.686%, (US0001M + 3.600%), 07/25/2050	89,613	0.0
250,000	(3)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 1.700%, (SOFR30A + 1.650%), 01/25/2034	252,236	0.1
142,174		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.436%, (US0001M + 2.350%), 04/25/2030	145,266	0.1
76,979		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.386%, (US0001M + 2.300%), 09/25/2030	78,039	0.0
345,720		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	354,171	0.1
38,091		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	42,721	0.0
262,579		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	285,807	0.1
12,359		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	13,514	0.0
32,939		HomeBanc Mortgage Trust 2004-1 2A, 0.946%, (US0001M + 0.860%), 08/25/2029	32,673	0.0
299,169	(3),(4)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	302,427	0.1
263,967	(3),(4)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	268,044	0.1
100,000	(3)	Mello Warehouse Securitization Trust 2021-1 C, 1.184%, (US0001M + 1.100%), 02/25/2055	99,906	0.0
46,846		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	36,018	0.0
300,000	(3)	Mortgage Insurance-Linked Notes 2021-3 M1B, 2.950%, (SOFR30A + 2.900%), 02/25/2034	302,886	0.1
10,417		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	9,986	0.0
19,445	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.490%, 10/25/2036	19,091	0.0
51,556		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 1.106%, (US0001M + 0.510%), 08/25/2045	51,933	0.0
25,972		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.066%, (US0001M + 0.490%), 10/25/2045	25,931	0.0
24,355	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.824%, 08/25/2046	24,445	0.0
121,383	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.993%, 12/25/2036	122,507	0.0
66,387	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.924%, 07/25/2037	67,343	0.0
147,299		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.052%, (12MTA + 0.960%), 08/25/2046	98,852	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

14,833		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.516%, (US0001M + 0.430%), 06/25/2037	11,987	0.0
13,252	(4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.800%, 04/25/2036	13,040	0.0
19,169	(4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.769%, 12/28/2037	19,227	0.0

	Total Collateralized Mortgage Obligations
	(Cost $10,180,757)		10,397,754	2.8

U.S. TREASURY OBLIGATIONS: 4.3%
		U.S. Treasury Bonds: 0.9%
1,000		1.250%,05/15/2050	818	0.0
22,000		1.375%,11/15/2040	19,769	0.0
2,200		1.625%,11/15/2050	1,977	0.0
2,302,000		1.750%,08/15/2041	2,201,288	0.6
955,900		2.375%,05/15/2051	1,020,423	0.3
			3,244,275	0.9

		U.S. Treasury Notes: 3.4%
1,262,000		0.125%,11/30/2022	1,262,049	0.3
565,000		0.125%,05/31/2023	564,139	0.2
480,400	(2)	0.125%,08/31/2023	479,162	0.1
1,000		0.125%,10/15/2023	997	0.0
688,300		0.250%,09/30/2023	687,803	0.2
456,000		0.250%,06/15/2024	453,506	0.1
1,873,600	(2)	0.375%,09/15/2024	1,865,696	0.5
440,700		0.750%,08/31/2026	436,052	0.1
425,000		0.875%,09/30/2026	422,742	0.1
465,800		1.125%,08/31/2028	460,378	0.1
20,500		1.125%,02/15/2031	19,859	0.0
2,950,300		1.250%,09/30/2028	2,938,084	0.8
3,402,400		1.250%,08/15/2031	3,320,264	0.9
			12,910,731	3.4

	Total U.S. Treasury Obligations
	(Cost $16,331,581)		16,155,006	4.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.2%
		Federal Home Loan Mortgage Corporation: 0.2%(6)
9,468		2.500%,05/01/2030	9,951	0.0
6,049		2.500%,05/01/2030	6,365	0.0
12,543		2.500%,06/01/2030	13,218	0.0
22,139		3.000%,03/01/2045	23,798	0.0
16,622		3.000%,03/01/2045	17,819	0.0
22,871		3.000%,04/01/2045	24,519	0.0
35,829		3.500%,03/01/2045	38,871	0.0
105,328		4.000%,12/01/2041	116,217	0.1
32,532		4.000%,12/01/2042	36,011	0.0
5,082		4.000%,09/01/2045	5,549	0.0
5,148		4.000%,09/01/2045	5,646	0.0
8,179		4.000%,09/01/2045	8,928	0.0
5,971		4.000%,09/01/2045	6,509	0.0
76,757		4.500%,08/01/2041	86,334	0.0
262,474		4.500%,09/01/2041	293,448	0.1
2,610		5.500%,07/01/2037	3,024	0.0
2,066		6.500%,12/01/2031	2,344	0.0
			698,551	0.2

		Federal National Mortgage Association: 0.2%(6)
524,962		4.500%,09/01/2047	603,938	0.2

		Government National Mortgage Association: 0.6%
1,321,000	(7)	2.500%,11/15/2051	1,361,404	0.4
600,000	(7)	3.000%,11/15/2051	625,852	0.2
26,526		4.000%,11/20/2040	29,094	0.0
58,517		4.000%,03/20/2046	63,510	0.0
48,230		4.500%,08/20/2041	53,929	0.0
151,471		4.500%,09/15/2047	170,001	0.0
			2,303,790	0.6

		Uniform Mortgage-Backed Securities: 1.2%
1,450,000	(7)	2.000%,11/15/2051	1,451,416	0.4
15,445		2.500%,05/01/2030	16,223	0.0
21,919		2.500%,06/01/2030	22,995	0.0
30,822		2.500%,06/01/2030	32,313	0.0
11,949		2.500%,07/01/2030	12,552	0.0
630,000	(7)	2.500%,11/15/2051	648,383	0.2
39,580		3.000%,09/01/2043	42,219	0.0
192,071		3.000%,04/01/2045	206,396	0.1
125,422		3.000%,07/01/2046	135,350	0.1
753,693		3.000%,04/01/2050	791,594	0.2
42,141		3.500%,10/01/2042	45,649	0.0
389,231		3.500%,08/01/2046	423,735	0.1
105,300		4.000%,07/01/2042	116,535	0.0
15,763		4.000%,07/01/2042	17,442	0.0
152,326		4.000%,01/01/2045	171,640	0.1
23,558		4.000%,06/01/2045	25,966	0.0
21,623		4.500%,11/01/2040	24,154	0.0
43,104		4.500%,10/01/2041	48,039	0.0
17,973		5.000%,06/01/2033	20,455	0.0
4,542		5.000%,02/01/2036	5,187	0.0
1,930		5.000%,07/01/2036	2,198	0.0
46,997		5.000%,07/01/2037	52,578	0.0
49,563		5.000%,11/01/2040	55,838	0.0
20,149		5.000%,05/01/2041	23,037	0.0
63,661		5.000%,06/01/2041	72,323	0.0
29,129		5.000%,06/01/2041	33,010	0.0
72,586		5.500%,12/01/2036	83,220	0.0
268		7.000%,10/01/2029	305	0.0
1,232		7.000%,01/01/2032	1,367	0.0
389		7.000%,05/01/2032	393	0.0
			4,582,512	1.2

	Total U.S. Government Agency Obligations
	(Cost $8,026,791)		8,188,791	2.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.6%
100,000	(3),(4)	BAMLL Commercial Mortgage Securities Trust 2015-200P F, 3.716%, 04/14/2033	102,165	0.0
3,000,000	(4),(5)	BANK 2017-BNK8 XB, 0.221%, 11/15/2050	31,323	0.0
984,983	(4),(5)	BANK 2019-BNK16 XA, 1.118%, 02/15/2052	56,422	0.0
3,788,467	(4),(5)	BANK 2019-BNK21 XA, 0.991%, 10/17/2052	218,107	0.1
2,180,000	(3),(4),(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	49,611	0.0
990,644	(4),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.207%, 03/15/2052	64,603	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

343,000	(3)	BX Commercial Mortgage Trust 2021-IRON E, 2.434%, (US0001M + 2.350%), 02/15/2038	345,380	0.1
60,000	(4)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.538%, 11/15/2050	65,445	0.0
800,656	(4),(5)	CD 2017-CD4 Mortgage Trust XA, 1.434%, 05/10/2050	40,505	0.0
887,105	(4),(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.057%, 07/10/2049	65,832	0.0
1,262,481	(4),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.231%, 10/12/2050	58,305	0.0
973,502	(4),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.037%, 09/15/2050	43,258	0.0
1,296,050	(4),(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.692%, 06/10/2051	48,905	0.0
1,115,471	(4),(5)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.185%, 08/10/2056	72,696	0.0
60,000		Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	64,485	0.0
738,710	(4),(5)	COMM 2012-CR4 XA, 1.840%, 10/15/2045	8,936	0.0
2,380,000	(3),(4),(5)	COMM 2012-CR4 XB, 0.768%, 10/15/2045	15,200	0.0
177,000	(4)	Comm 2013-CCRE13 C Mortgage Trust, 5.045%, 11/10/2046	188,808	0.1
20,000	(4)	COMM 2016-COR1 C, 4.510%, 10/10/2049	21,465	0.0
1,456,062	(4),(5)	COMM 2016-CR28 XA, 0.792%, 02/10/2049	34,444	0.0
742,245	(4),(5)	COMM 2017-COR2 XA, 1.306%, 09/10/2050	42,579	0.0
170,000	(4)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	190,653	0.1
130,000	(3),(4)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	119,532	0.1
110,000	(3),(4)	DBJPM 16-C3 Mortgage Trust, 3.625%, 08/10/2049	93,949	0.0
657,837		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	123,212	0.1
1,648,182	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.974%, 11/25/2030	113,576	0.1
799,219	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.447%, 07/25/2035	114,758	0.1
1,294,172	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.961%, 10/25/2035	118,008	0.1
848,000	(5)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	75,595	0.0
900,000	(3)	Great Wolf Trust 2019-WOLF E, 2.816%, (US0001M + 2.732%), 12/15/2036	885,292	0.3
100,000	(3)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.184%, (US0001M + 2.100%), 07/15/2035	92,850	0.0
995,000	(4),(5)	GS Mortgage Securities Trust 2014-GC22 XA, 1.104%, 06/10/2047	18,387	0.0
1,393,057	(4),(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.708%, 11/10/2049	31,773	0.0
845,661	(4),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.173%, 05/10/2050	44,098	0.0
50,000		GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	56,828	0.0
1,220,607	(4),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 1.119%, 02/10/2052	73,565	0.0
2,057,647	(4),(5)	GS Mortgage Securities Trust 2019-GC42 XA, 0.934%, 09/01/2052	111,374	0.0
90,000		GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	96,345	0.0
1,300,029	(4),(5)	GS Mortgage Securities Trust 2020-GC47 XA, 1.246%, 05/12/2053	107,808	0.0
406,076	(4),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.814%, 04/15/2047	5,060	0.0
100,000	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	99,024	0.0
40,000	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	39,595	0.0
99,979	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	102,807	0.0
1,255,123	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.808%, 12/15/2049	28,975	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

100,000	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	96,113	0.0
100,000	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	80,914	0.0
177,406	(3),(4),(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.525%, 11/15/2038	574	0.0
1,536,925	(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.116%, 12/15/2047	38,986	0.0
62,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	67,935	0.0
3,349,001	(4),(5)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.763%, 11/15/2052	156,346	0.1
1,009,427	(4),(5)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.425%, 05/15/2054	97,203	0.0
75,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	68,935	0.0
60,000		UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	63,559	0.0
40,000	(3),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.611%, 12/10/2045	35,254	0.0
60,000	(3),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.611%, 12/10/2045	38,399	0.0
2,093,904	(4),(5)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.039%, 03/15/2051	99,747	0.0
400,000	(3)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	351,113	0.1
1,048,879	(4),(5)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.741%, 08/15/2052	102,547	0.0
1,480,936	(3),(4),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.935%, 08/15/2045	9,338	0.0
500,000	(3),(4)	WFRBS Commercial Mortgage Trust 2014-C23 D, 4.149%, 10/15/2057	500,937	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $6,154,286)		6,189,438	1.6

ASSET-BACKED SECURITIES: 4.0%
		Automobile Asset-Backed Securities: 0.2%
100,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	103,735	0.0
100,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	104,054	0.1
100,000		Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	104,047	0.0
150,000		Drive Auto Receivables Trust 2021-2 C, 0.870%, 10/15/2027	150,077	0.1
85,035		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	85,592	0.0
100,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	102,126	0.0
100,000		Santander Drive Auto Receivables Trust 2020-1 B, 3.030%, 11/15/2024	101,260	0.0
100,000		Santander Drive Auto Receivables Trust 2021-3 D, 1.330%, 09/15/2027	100,025	0.0
			850,916	0.2

		Home Equity Asset-Backed Securities: 0.0%
108,480	(4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	116,424	0.0

		Other Asset-Backed Securities: 3.6%
250,000	(3)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.083%, (US0003M + 1.950%), 04/14/2029	248,453	0.1
65,323	(3)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	65,889	0.0
400,000	(3)	ARES XLIV CLO Ltd. 2017-44A A2R, 1.426%, (US0003M + 1.300%), 04/15/2034	400,308	0.1
300,000	(3)	ARES XLVI CLO Ltd. 2017-46A A2, 1.356%, (US0003M + 1.230%), 01/15/2030	298,817	0.1
250,000	(3)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 2.284%, (US0003M + 2.150%), 01/20/2032	249,545	0.1
250,000	(3)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.334%, (US0003M + 1.200%), 01/20/2031	249,672	0.1
250,000	(3)	BlueMountain CLO Ltd. 2021-28A C, 2.126%, (US0003M + 2.000%), 04/15/2034	249,612	0.1
100,000	(3)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	104,045	0.0
250,000	(3)	Carlyle US Clo 2017-2A CR Ltd., 1.534%, (US0003M + 1.400%), 07/20/2031	250,069	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

300,000	(3)	Cedar Funding IV CLO Ltd.2014-4A ARR, 1.298%, (US0003M + 1.160%), 07/23/2034	300,162	0.1
250,000	(3)	Cedar Funding VIII Clo Ltd. 2017-8A A1R, 1.239%, (US0003M + 1.150%), 10/17/2034	250,549	0.1
16,450		Chase Funding Trust Series 2003-5 2A2, 0.686%, (US0001M + 0.600%), 07/25/2033	15,988	0.0
250,000	(3)	CIFC Funding 2021-IA A1 Ltd., 1.235%, (US0003M + 1.110%), 04/25/2033	250,000	0.1
250,000	(3)	Clear Creek CLO 2015-1A CR, 2.084%, (US0003M + 1.950%), 10/20/2030	250,004	0.1
89,000	(3)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	89,724	0.0
250,000	(3)	Deer Creek Clo Ltd. 2017-1A A, 1.314%, (US0003M + 1.180%), 10/20/2030	250,079	0.1
97,250	(3)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	105,461	0.0
197,000	(3)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	212,477	0.0
99,750	(3)	Domino's Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	105,628	0.0
97,500	(3)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	104,797	0.0
250,000	(3)	Dryden Senior Loan Fund 2021-92A A, 1.269%, (US0003M + 1.150%), 11/20/2034	250,012	0.1
250,000	(3)	Eaton Vance Clo 2015-1A A2R Ltd., 1.384%, (US0003M + 1.250%), 01/20/2030	250,002	0.1
250,000	(3)	Elmwood CLO IX Ltd. 2021-2A A, 1.269%, (US0003M + 1.130%), 07/20/2034	250,227	0.1
99,250	(3)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	103,985	0.0
100,119	(3)	FREED ABS Trust 2021-2 A, 0.680%, 06/19/2028	100,190	0.0
18,579	(3)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	19,336	0.0
245,447	(3)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	269,685	0.1
250,000	(3)	Jay Park CLO Ltd. 2016-1A BR, 2.134%, (US0003M + 2.000%), 10/20/2027	250,004	0.1
250,000	(3)	LCM XXIV Ltd. 24A AR, 1.114%, (US0003M + 0.980%), 03/20/2030	250,233	0.1
81,997	(3)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	85,045	0.0
83,059	(3)	Loanpal Solar Loan 2021-1 1GS A Ltd., 2.290%, 01/20/2048	84,182	0.0
133,021	(3)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	133,454	0.0
250,000	(3)	Madison Park Funding XLVIII Ltd. 2021-48A C, 2.134%, (US0003M + 2.000%), 04/19/2033	250,013	0.1
250,000	(3)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	254,125	0.1
200,000	(3),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	209,926	0.0
47,691	(3)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	51,234	0.0
69,410	(3)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	73,743	0.0
77,854	(3)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	76,919	0.0
85,757	(3)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	86,025	0.0
250,000	(3)	Newark BSL CLO 1 Ltd. 2016-1A A1R, 1.229%, (US0003M + 1.100%), 12/21/2029	250,046	0.1
250,000	(3)	Newark BSL CLO 2 Ltd. 2017-1A BR, 1.875%, (US0003M + 1.750%), 07/25/2030	249,999	0.1
250,000	(3)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900%), 01/18/2034	250,062	0.1
450,000	(3)	Oaktree CLO Ltd. 2021-1A A1, 1.306%, (US0003M + 1.160%), 07/15/2034	450,322	0.1
250,000	(3)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.084%, (US0003M + 1.950%), 03/17/2030	249,875	0.1
250,000	(3)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 1.326%, (US0003M + 1.200%), 07/15/2029	250,009	0.1
250,000	(3)	Octagon Investment Partners XVII Ltd. 2013-1A A1R2, 1.125%, (US0003M + 1.000%), 01/25/2031	250,074	0.1
200,000	(3)	OHA Loan Funding 2013-1A A1R2 Ltd., 1.228%, (US0003M + 1.090%), 07/23/2031	200,008	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

250,000	(3)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.234%, (US0003M + 1.100%), 07/20/2030	250,000	0.1
250,000	(3)	Palmer Square CLO 2021-1A B Ltd., 1.834%, (US0003M + 1.700%), 04/20/2034	250,115	0.1
400,000	(3)	Palmer Square CLO Ltd. 2021-2A A, 1.256%, (US0003M + 1.150%), 07/15/2034	400,502	0.1
400,000	(3)	Riserva Clo Ltd. 2016-3A ARR, 1.194%, (US0003M + 1.060%), 01/18/2034	399,398	0.1
250,000	(3)	Rockland Park CLO Ltd. 2021-1A C, 2.046%, (US0003M + 1.900%), 04/20/2034	250,230	0.1
197,512	(3)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	201,236	0.0
96,243	(3)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	100,142	0.0
98,821	(3)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	98,820	0.0
97,250	(3)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	107,785	0.0
100,000	(3)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	100,322	0.0
99,333	(3)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	98,684	0.0
250,000	(3)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.316%, (US0003M + 1.190%), 11/01/2031	250,004	0.1
400,000	(3)	THL Credit Wind River 2019-1A AR CLO Ltd., 1.306%, (US0003M + 1.160%), 07/20/2034	400,287	0.1
250,000	(3)	Tiaa Clo III Ltd. 2017-2A A, 1.276%, (US0003M + 1.150%), 01/16/2031	248,852	0.1
95,750	(3)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	95,136	0.0
150,000	(3)	Upstart Securitization Trust 2021-4 A, 0.840%, 09/20/2031	150,007	0.0
250,000	(3)	Wellman Park CLO Ltd. 2021-1A A, 1.228%, (US0003M + 1.100%), 07/15/2034	250,089	0.1
96,250	(3)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	102,161	0.0
99,750	(3)	Wendy's Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	101,878	0.0
200,000	(3)	ZAXBY'S FUNDING LLC 2021-1A A2, 3.238%, 07/30/2051	204,324	0.0
			13,309,986	3.6

		Student Loan Asset-Backed Securities: 0.2%
36,631	(3)	Commonbond Student Loan Trust 2017-BGS A1, 2.680%, 09/25/2042	37,331	0.0
30,332	(3)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	31,468	0.0
67,639	(3)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	69,319	0.0
51,844	(3)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	52,678	0.0
51,704	(3)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	52,919	0.0
51,585	(3)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	52,128	0.0
100,000	(3)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	103,565	0.1
97,234	(3)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	98,408	0.0
62,170	(3)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	64,157	0.0
58,877	(3)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	60,421	0.0
109,780	(3)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	111,637	0.1
			734,031	0.2

	Total Asset-Backed Securities
	(Cost $14,813,030)		15,011,357	4.0

SOVEREIGN BONDS: 0.3%
145,500	(8)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 0), 07/09/2030	53,721	0.0
8,843		Argentine Republic Government International Bond, 1.000%, 07/09/2029	3,383	0.0
200,000		Brazilian Government International Bond, 4.625%, 01/13/2028	210,677	0.1
200,000		Colombia Government International Bond, 3.125%, 04/15/2031	187,556	0.0
200,000	(2),(3)	Hungary Government International Bond, 2.125%, 09/22/2031	197,250	0.1
200,000		Indonesia Government International Bond, 2.150%, 07/28/2031	195,675	0.1
80,000		Turkey Government International Bond, 7.375%, 02/05/2025	85,104	0.0

	Total Sovereign Bonds
	(Cost $962,428)		933,366	0.3

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

	Value	Percentage of Net Assets
PURCHASED OPTIONS (9): 0.0%
Total Purchased Options
(Cost $32,792)	13,090	0.0

Total Long-Term Investments
(Cost $319,339,593)	374,431,894	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		U.S. Treasury Bills: 1.0%
2,450,000	(10)	United States Cash Management Bill, 0.040%, 01/25/2022	2,449,684	0.6
1,550,000		United States Treasury Bill, 0.050%, 03/31/2022	1,549,611	0.4

	Total U.S. Treasury Bills
	(Cost $3,999,354)		3,999,295	1.0

		Repurchase Agreements: 2.1%
1,997,213	(11)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,997,216, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $2,037,157, due 09/01/31-07/01/60)	1,997,213	0.5
1,878,282	(11)	Citigroup, Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $1,878,285, collateralized by various U.S. Government Securities, 0.125%-2.750%, Market Value plus accrued interest $1,915,848, due 06/30/22-02/15/28)	1,878,282	0.5
1,997,213	(11)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,997,216, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,037,157, due 11/15/21-10/01/51)	1,997,213	0.5
1,997,213	(11)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,997,216, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,037,157, due 10/31/21-05/01/58)	1,997,213	0.6

	Total Repurchase Agreements
	(Cost $7,869,921)		7,869,921	2.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.2%
237,000	(11),(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	237,000	0.0
237,000	(11),(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	237,000	0.1
237,000	(11),(12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	237,000	0.1
	Total Mutual Funds
	(Cost $711,000)		711,000	0.2

	Total Short-Term Investments
	(Cost $12,580,275)		12,580,216	3.3

	Total Investments in Securities (Cost $331,919,868)		$387,012,110	102.7
	Liabilities in Excess of Other Assets		(10,276,322)	(2.7)
	Net Assets		$376,735,788	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2021.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents or includes a TBA transaction.
(8)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2021.
(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2021.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of September 30, 2021.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$12,251,340	$1,395,839	$–	$13,647,179
Consumer Discretionary	16,066,252	2,972,108	–	19,038,360
Consumer Staples	6,810,535	2,544,850	–	9,355,385
Energy	3,504,351	952,491	–	4,456,842
Financials	15,602,259	4,937,486	–	20,539,745
Health Care	15,221,389	3,772,490	–	18,993,879
Industrials	12,450,148	4,416,385	–	16,866,533
Information Technology	30,378,514	2,767,238	–	33,145,752
Materials	3,572,189	2,585,398	–	6,157,587
Real Estate	4,984,001	815,205	–	5,799,206
Utilities	3,504,196	1,045,640	–	4,549,836
Total Common Stock	124,345,174	28,205,130	–	152,550,304
Exchange-Traded Funds	97,356,936	–	–	97,356,936
Mutual Funds	40,006,857	–	–	40,006,857
Preferred Stock	23,035	320,521	–	343,556
Purchased Options	–	13,090	–	13,090
Corporate Bonds/Notes	–	27,285,439	–	27,285,439
Collateralized Mortgage Obligations	–	10,397,754	–	10,397,754
Asset-Backed Securities	–	15,011,357	–	15,011,357
U.S. Government Agency Obligations	–	8,188,791	–	8,188,791
Sovereign Bonds	–	933,366	–	933,366
Commercial Mortgage-Backed Securities	–	6,189,438	–	6,189,438
U.S. Treasury Obligations	–	16,155,006	–	16,155,006
Short-Term Investments	711,000	11,869,216	–	12,580,216
Total Investments, at fair value	$262,443,002	$124,569,108	$–	$387,012,110
Other Financial Instruments+
Forward Foreign Currency Contracts	–	20,828	–	20,828
Futures	61,337	–	–	61,337
Total Assets	$262,504,339	$124,589,936	$–	$387,094,275
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(5,013)	$–	$(5,013)
Futures	(221,995)	–	–	(221,995)
Total Liabilities	$(221,995)	$(5,013)	$–	$(227,008)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$895,049	$29,903	$-	$(97,416)	$827,536	29,903	$-	$-
Voya Floating Rate Fund - Class P	1,611,575	50,074	-	19,944	1,681,593	50,074	-	-
Voya High Yield Bond Fund - Class P	31,783,502	2,340,598	(1,566,285)	20,144	32,577,959	1,450,411	30,515	-
Voya Short Term Bond Fund - Class R6	4,628,482	310,687	-	(19,400)	4,919,769	66,600	-	-
	$38,918,608	$2,731,262	$(1,566,285)	$(76,728)	$40,006,857	$1,596,988	$30,515	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP 40,551	USD 795	Barclays Bank PLC	10/01/21	$–
USD 809	PHP 40,551	Barclays Bank PLC	10/01/21	14
USD 75,979	MYR 317,909	Barclays Bank PLC	12/03/21	313
USD 789	PHP 40,551	Barclays Bank PLC	12/03/21	2
USD 84,333	IDR 1,219,102,102	BNP Paribas	10/01/21	(845)
USD 31,108	HUF 9,282,257	BNP Paribas	10/01/21	1,191
RUB 5,209,214	USD 71,682	BNP Paribas	10/01/21	(119)
HUF 9,282,257	USD 30,305	BNP Paribas	10/01/21	(389)
PLN 288,089	USD 73,320	BNP Paribas	10/01/21	(886)
USD 42,560	COP 160,078,860	BNP Paribas	11/05/21	620
USD 30,235	HUF 9,282,257	BNP Paribas	12/03/21	388
USD 73,320	PLN 288,089	BNP Paribas	12/03/21	903
USD 70,883	RUB 5,209,214	BNP Paribas	12/03/21	26
IDR 1,219,102,102	USD 85,528	Citibank N.A.	10/01/21	(351)
USD 70,719	RUB 5,209,214	Citibank N.A.	10/01/21	(845)
USD 37,662	CZK 807,548	Citibank N.A.	10/01/21	748
USD 23,209	PEN 94,617	Citibank N.A.	11/05/21	342
USD 84,930	IDR 1,219,102,102	Citibank N.A.	12/03/21	393
TRY 167,972	USD 18,978	Credit Suisse International	10/01/21	(90)
USD 18,320	TRY 167,972	Credit Suisse International	12/03/21	20
RON 96,559	USD 22,817	Goldman Sachs International	10/01/21	(215)
USD 23,294	RON 96,559	Goldman Sachs International	10/01/21	692
USD 71,867	BRL 373,929	Goldman Sachs International	11/05/21	3,551
USD 22,741	RON 96,559	Goldman Sachs International	12/03/21	219
USD 75,216	PLN 288,089	HSBC Bank USA N.A.	10/01/21	2,782
ILS 606	USD 190	HSBC Bank USA N.A.	10/01/21	(1)
CLP 1,515,016	USD 1,970	HSBC Bank USA N.A.	11/05/21	(107)
USD 190	ILS 606	HSBC Bank USA N.A.	12/03/21	1
USD 19,528	TRY 167,972	JPMorgan Chase Bank N.A.	10/01/21	640
USD 65,699	ZAR 950,629	JPMorgan Chase Bank N.A.	10/01/21	2,571
USD 90,490	MXN 1,820,970	JPMorgan Chase Bank N.A.	11/05/21	2,700
CZK 807,548	USD 37,114	Morgan Stanley Capital Services LLC	10/01/21	(200)
USD 189	ILS 606	Morgan Stanley Capital Services LLC	10/01/21	1
USD 89,529	CNY 581,089	Morgan Stanley Capital Services LLC	12/03/21	(136)
USD 37,046	CZK 807,548	Morgan Stanley Capital Services LLC	12/03/21	218
ZAR 950,629	USD 63,073	Standard Chartered Bank	10/01/21	55
USD 71,794	THB 2,370,100	Standard Chartered Bank	10/01/21	1,745
THB 2,370,100	USD 70,813	Standard Chartered Bank	10/01/21	(764)
USD 70,711	THB 2,370,100	Standard Chartered Bank	12/03/21	690
USD 62,526	ZAR 950,629	Standard Chartered Bank	12/03/21	(65)
USD 27,664	HKD 215,334	The Bank of New York Mellon	10/04/21	3
				$15,815

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the following futures contracts were outstanding for Voya Balanced Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	14	12/21/21	$1,842,531	$(20,038)
U.S. Treasury 2-Year Note	21	12/31/21	4,621,148	(2,866)
U.S. Treasury 5-Year Note	39	12/31/21	4,786,945	(25,348)
U.S. Treasury Long Bond	17	12/21/21	2,706,719	(53,610)
U.S. Treasury Ultra Long Bond	21	12/21/21	4,012,313	(120,133)
			$17,969,656	$(221,995)
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(28)	12/21/21	(4,067,000)	61,337
			$(4,067,000)	$61,337

At September 30, 2021, the following OTC purchased credit default swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Reference Entity(1)	Exercise Rate	(Pay)/ Receive Exercise Rate	Strike Price	Expiration Date	Notional Amount		Cost	Fair Value
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield Index, Series 36, Version 1	5.000%	Pay	107.000%	11/17/21	USD	2,861,000	$32,792	$13,090
									$32,792	$13,090

(1)	Payments received quarterly.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $333,259,142.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$59,503,138
Gross Unrealized Depreciation	(5,891,415)
Net Unrealized Appreciation	$53,611,723